As filed with the Securities and Exchange Commission on April 22, 2003
===============================================================================
                                               1933 Act File No. 333-_____
                                               1940 Act File No. 811-21336


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2
(Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[_] Pre-Effective Amendment No. _
[ ] Post-Effective Amendment No. _

and

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[_] Amendment No. _

                       First Trust Value Line(R) 100 Fund
          Exact Name of Registrant as Specified in Declaration of Trust

             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (630) 241-4141
               Registrant's Telephone Number, including Area Code

                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532

  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

                                  Eric F. Fess
                               Chapman and Cutler
                              111 W. Monroe Street
                                Chicago, IL 60603

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

--------------------

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)

     [X] when declared effective pursuant to section 8(c)

--------------------

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

====================================================================================================

---------------------- ---------------- -------------------- -------------------- ------------------
  Title of Securities    Amount Being     Proposed Maximum     Proposed Maximum        Amount of
    Being Registered      Registered     Offering Price Per   Aggregate Offering   Registration Fee
                                                Unit                 Price
---------------------- ---------------- -------------------- -------------------- ------------------
  Common Shares,             1,000             $15.00               $15,000              $1.21
 $0.01 par value
----------------------------------------------------------------------------------------------------

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

===============================================================================


                  SUBJECT TO COMPLETION, DATED APRIL 22, 2003

PROSPECTUS
                               ____ Common Shares
                       First Trust Value Line(R) 100 Fund
                                  Common Shares
                                $15.00 per share
                             _____________________

     Investment Objective. The Fund's investment objective is to provide capital appreciation. The Fund seeks to outperform the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by adhering to a disciplined strategy of investing in a diversified portfolio of the 100 common stocks ranked #1 in Value Line's(R) Timeliness(TM) Ranking System.
     The Timeliness(TM) Ranking System. The Value Line(R) Timeliness(TM) Ranking System was introduced in its present form in 1965. Each week, Value Line(R) screens a wide array of data, using a series of proprietary calculations to rank each of the approximately 1,700 stocks in the Value Line(R) universe from #1 (highest) to #5 (lowest) based on their expected price performance relative to the other stocks in the universe over the following 6 to 12 months. At any one time, only 100 stocks are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System.
     Investment Strategy. The Fund will invest substantially all, but in no event less than 80%, of its assets in the stocks that are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System. Upon commencement of the Fund's investment operations, the Fund will invest equal amounts in each of the 100 stocks ranked #1 by Value Line(R) in the previous week. Each week, the Fund will make portfolio adjustments to match any changes that are made by Value Line(R) -- those stocks that are no longer ranked #1 by Value Line(R) will be sold from the Fund's portfolio and the sale proceeds will be used to purchase the stocks that have been newly added to the Value Line(R) #1 ranking category. The Fund's portfolio will be rebalanced on or about the last Friday of each calendar quarter so that each stock will be equally weighted as of such date. There can be no assurance that the Fund's investment strategy will be successful or that the Fund will achieve its investment objective.
                                                   (continued on following page)

                             _____________________

     Investing in common shares involves certain risks. See "Risks" beginning on page 11.

     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                               Per Share  Total
                                                               ---------  -----
Price to Public..............................................  $15.00     $
Sales Load...................................................  $ 0.675    $
Proceeds to the Fund.........................................  $          $
___________
Total expenses of organization and the common share offering paid by the Fund (which do not include the sales load) are estimated to be $___, which represents $0.03 per common share issued. "Proceeds to the Fund" does not reflect reduction by this amount. The Fund's investment adviser has agreed to pay all organizational expenses and common share offering costs of the Fund (other than sales load) that exceed $0.03 per common share.

                             _____________________

A.G. Edwards & Sons, Inc.                           First Trust Portfolios, L.P.
                             _____________________

                        Prospectus dated _________, 2003

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

The common shares are expected to be listed on the _______ Exchange. The trading or "ticker" symbol of the common shares is "FTV."
     The underwriters named in this Prospectus have the option to purchase up to ______ additional common shares from the Fund in certain circumstances.

     No Prior History. The Fund is a newly organized, diversified, closed-end management investment company. Because the Fund is newly organized, its common shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors who expect to sell their shares in a relatively short period after completion of the public offering.

     Investment Adviser. First Trust Advisors, L.P. ("First Trust Advisors" or "Adviser") will be the Fund's investment adviser, responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the portion of the Fund's assets to be invested in common stocks.
     First Trust Advisors serves as investment adviser or portfolio supervisor to investment portfolios with approximately $__ billion in assets which it managed or supervised as of _________, 2003. See the Statement of Additional Information under "Investment Adviser."
     You should read this Prospectus, which contains important information about the Fund, before deciding whether to invest and retain it for future reference. A Statement of Additional Information, dated _______, 2003, and as it may be supplemented, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page 23 of this Prospectus, by calling (xxx) xxx-xxxx or by writing to the Fund, or you may obtain a copy (and other information regarding the Fund) from the Securities and Exchange Commission's web site (http://www.sec.gov).
     The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

                               PROSPECTUS SUMMARY

     This summary highlights information contained elsewhere in this Prospectus. This summary does not contain all of the information that you should consider before investing in the Fund's common shares. You should carefully read the entire Prospectus, including the documents incorporated by reference into it, particularly the section entitled "Risks" beginning on page 11.

The Fund

First Trust Value Line(R)100 Fund (the "Fund") is a newly organized, diversified, closed-end management investment company.


The Offering

The Fund is offering ___ common shares of beneficial interest at $15.00 per share through a group of underwriters (the "Underwriters") led by A.G. Edwards & Sons, Inc. ("A.G. Edwards"). The common shares of beneficial interest are called "Common Shares" in this Prospectus. You must purchase at least 100 Common Shares in this offering. The Fund has given the Underwriters an option to purchase up to ______ additional Common Shares to cover orders in excess of ______ Common Shares. See "Underwriting." First Trust Advisors has agreed to pay
(i) all organizational expenses and (ii) offering costs (other than sales load) that exceed $0.03 per Common Share.


Investment Objective
and Policies

The Fund's investment objective is to provide capital appreciation. The Fund seeks to outperform the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by adhering to a disciplined strategy of investing in a diversified portfolio of the 100 common stocks ranked #1 in Value
Line's(R) Timeliness(TM) Ranking System.

The Value Line(R) Timeliness(TM) Ranking System was introduced in its present form in 1965. Each week, Value Line(R) screens a wide array of data, using a series of proprietary calculations to rank each of the approximately 1,700 stocks in the Value Line(R) universe from #1 (highest) to #5 (lowest) based on their expected price performance relative to the other stocks in the universe over the following 6 to 12 months. At any one time, only 100 stocks are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System.

The Fund will invest substantially all, but in no event less than 80%, of its average daily net assets ("Fund Assets") in the stocks that are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System. Upon commencement of the Fund's investment operations, the Fund will invest equal amounts in each of the 100 stocks ranked #1 by Value Line(R) in the previous week. Each week, the Fund will make portfolio adjustments to match any changes that are made by Value Line(R) -- those stocks that are no longer ranked #1 by Value Line(R) will be sold from the Fund's portfolio and the sale proceeds will be used to purchase the stocks that have been newly added to the Value Line(R) #1 ranking category. The Fund's portfolio will be rebalanced on or about the last Friday of each calendar quarter so that each stock will be equally weighted as of such date. There can be no assurance that the Fund's investment strategy will be successful.

The Fund's investment objective and certain investment policies are considered fundamental and may not be changed without shareholder approval. The remainder of the Fund's investment policies are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. The Fund cannot assure you that it will attain its investment objective. See "The Fund's Investments," "Risks" and "Investment Policies and Techniques" in the Fund's Statement of Additional Information.

Investment Adviser

First Trust Advisors will be the Fund's investment adviser, responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the portion of the Fund's assets to be invested in common stocks.

First Trust Advisors, a registered investment adviser, is an Illinois limited partnership formed in 1991. First Trust Advisors serves as investment adviser or portfolio supervisor to investment portfolios with approximately $___ billion in assets which it managed or supervised as of _________, 2003.

First Trust Advisors will receive an annual fee, payable monthly, equal to 0.65% of the Fund's average daily net assets. For more information on fees and expenses, including fees attributable to Common Shares, see "Management of the Fund."


Distributions

Dividends from common stocks and interest from any other investments are the Fund's main sources of net investment income. The Fund's present policy, which may be changed at any time by the Fund's Board of Trustees, is to distribute at least annually all, or substantially all, of this net investment income as dividends to shareholders. Unless you elect to receive cash distributions, your distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan.

The Fund may realize capital gains or losses when it sells securities, depending on whether the sales prices for the securities are higher or lower than purchase prices. The Fund distributes any net capital gains to shareholders as capital gain dividends at least annually. As in the case of dividends of net investment income, capital gain dividends will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan. See "Distributions" and "Dividend Reinvestment Plan."

Distributions by the Fund of its net investment income and of any related capital gains, whether paid in cash or in additional Common Shares, will be taken into account in measuring the performance of the Fund with respect to its investment objective.


Listing

The Common Shares are expected to be listed on the ________ Exchange. See "Description of Shares--Common Shares." The trading or "ticker" symbol of the Common Shares is "FTV."


Custodian and Transfer Agent

__________________ will serve as custodian, administrative agent, fund accountant and transfer agent for the Fund. See "Custodian and Transfer Agent."


Closed-End Structure

Closed-end funds differ from open-end management investment companies
(commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities, although it is not expected that the Fund will invest in illiquid securities.

However, shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from net asset value, but in some cases trade at a premium. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to net asset value. The Board of Trustees has reviewed the structure of the Fund in light of its investment objective and policies and has determined that the closed-end structure is in the best interests of the shareholders. As described below, however, the Board of Trustees will review periodically the trading range and activity of the Fund's shares with respect to its net asset value and the Board may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares at net asset value or the possible conversion of the Fund to an open-end mutual fund. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Share. In addition, as noted above, the Board of Trustees has determined in connection with this initial offering of Common Shares of the Fund that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company.


Special Risk Considerations

No Operating History. The Fund is a newly organized, diversified, closed-end management investment company with no history of operations.

Investment Strategy Risk. The Fund will invest substantially all, but in no event less than 80%, of its Fund Assets in the stocks that are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System. This investment strategy may be unsuccessful and may underperform the stock market as a whole. The types of stocks that are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System can be expected to change over time. Particular risks may be elevated during periods in which the Fund's investment strategy dictates higher levels of investment in particular types of stocks. Accordingly, in pursuing its investment strategy, the Fund will be subject to the risks set forth below:

o Investment and Market Risk. An investment   in the Fund's Common Shares is
  subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common
  Shares represents an indirect investment   in the securities owned by
  the Fund,   substantially all of which are traded on a national
  securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.

  Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions. See "Risks--Investment and Market Risk."

o Common Stock Risk. The Fund will have exposure to common stocks.
  Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and in recent years have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the price of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stocks prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

o Industry and Sector Risk. The Fund may invest a substantial portion of its assets in the securities of issuers in any single industry or sector of the economy if the companies which comprise the Value Line(R) #1 Timeliness(TM) Ranked stocks result in such a focus. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

  See "Risks--Industry and Sector Risk."

o Small Market-Capitalization Stocks Risk. The Fund will have exposure to stocks of companies with market capitalizations of less than $1 billion. Smaller companies present some unique investment risks. These companies may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in reduced demand.

Correlation Risk. The performance of the Fund will differ from the performance of the Value Line(R) #1 Timeliness(TM) Ranked stocks for various reasons, including: (i) the fact the Fund intends to rebalance its assets on a quarterly basis, as compared to the Value Line(R) #1 Timeliness(TM) Ranked stocks which are rebalanced on a weekly basis; (ii) the fact that there may be delays between the time changes to the composition of the Value Line(R) #1 Timeliness(TM) Ranked stocks are announced and the time the Fund is able to affect such changes; and (iii) the fact that unlike the Value Line(R) #1 Timeliness(TM) Ranked stocks, the Fund has operating expenses and transaction costs.

Market Disruption Risk. The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. United States military action in Iraq is ongoing and events in the Middle East could have significant adverse effects on the U.S. economy and the stock market. The Fund cannot predict the effects of similar events in the future on the U.S. economy.

Anti-Takeover Provisions. The Fund's Declaration of Trust (the
"Declaration") includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust" and "Risks--Anti-Takeover Provisions."

                            SUMMARY OF FUND EXPENSES
     The Annual Expenses table below shows Fund expenses as a percentage of net assets attributable to Common Shares.

Shareholder Transaction Expenses
--------------------------------
Sales Load Paid by You (as a percentage of offering price) ..................................       4.50%
Offering Expenses Borne by the Fund (as a percentage of offering price)(1)...................       ____%
Dividend Reinvestment Plan Fees..............................................................       None(2)

                                                                                                Percentage of
                                                                                                Net Assets
                                                                                                Attributable to
                                                                                                Common Shares
                                                                                                ---------------
Annual Expenses
---------------
Management Fees .............................................................................      0.65%
Other Expenses...............................................................................      0.25%
Licensing Fee................................................................................      0.10%(3)
                                                                                                   -----
Total Annual Expenses........................................................................      1.00%
                                                                                                   =====
_______________

(1) First Trust Advisors has agreed to pay all organizational expenses of the Fund and all offering costs (other than sales load) that exceed $0.03 per Common Share.
(2) You will be charged a $___ service charge and pay brokerage charges if you direct _________, as agent for the Common Shareholders (the "Plan Agent"), to sell your Common Shares held in a dividend reinvestment account.
(3) Pursuant to a Sub-license Agreement, the Fund will pay a licensing fee to the Adviser who will in turn pay Value Line(R) for the use of certain trademarks and trade names of Value Line(R) Inc. and for the use of the Value Line(R) Timeliness(TM) Ranking System.

     The purpose of the table above is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The expenses shown in the table are based on estimated amounts for the Fund's first year of operations and assume that the Fund issues approximately ____ Common Shares. See "Management of the Fund" and "Dividend Reinvestment Plan."
     The following example illustrates the expenses (including the sales load of $45 and estimated offering expenses of this offering of $__ that you would pay on a $1,000 investment in Common Shares, assuming (1) total annual expenses of ___% of net assets attributable to Common Shares and (2) a 5% annual return:(1)

    1 Year            3 Years          5 Years           10 Years
    ------            -------          -------           --------
    $                 $                $                 $

     The example should not be considered a representation of future expenses. Actual expenses may be higher or lower.
____________
(1) The example assumes that the estimated Other Expenses set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested into additional Common Shares at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

                                    THE FUND
     The Fund is a newly organized, diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized as a Massachusetts business trust on April 18, 2003, pursuant to a Declaration governed by the laws of the Commonwealth of Massachusetts. As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, and its telephone number is (xxx) xxx-xxxx.

                                 USE OF PROCEEDS
     The net proceeds of the offering of Common Shares will be approximately $ ($ if the Underwriters exercise the over-allotment option in full) after payment of the estimated organization and offering costs. First Trust Advisors has agreed to pay (i) all organizational expenses and (ii) offering costs (other than sales load) that exceed $0.03 per Common Share. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies as stated below. It is presently anticipated that the Fund will be able to invest substantially all of the net proceeds in common stocks that meet the investment objective and policies within seven days after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in cash or cash equivalents.

                             THE FUND'S INVESTMENTS

Investment Objective and Policies

     The Fund's investment objective is to provide capital appreciation. The Fund seeks to outperform the S&P 500 Index by adhering to a disciplined strategy of investing in a diversified portfolio of the 100 common stocks ranked #1 in Value Line's(R) Timeliness(TM) Ranking System.
     The Value Line(R) Timeliness(TM) Ranking System was introduced in its present form in 1965. Each week, Value Line(R) screens a wide array of data, using a series of proprietary calculations to rank each of the approximately 1,700 stocks in the Value Line(R) universe from #1 (highest) to #5 (lowest) based on their expected price performance relative to the other stocks in the universe over the following 6 to 12 months. At any one time, only 100 stocks are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System.
     The Fund will invest substantially all, but in no event less than 80%, of its Fund Assets in the stocks that are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System. There can be no assurance that the Fund's investment strategy will be successful or that the Fund will achieve its investment objective.
     For a more complete discussion of the Fund's initial portfolio composition, see "Portfolio Composition."
     The Fund cannot change its investment objective without the approval of the holders of a "majority of the outstanding" Common Shares. When used with respect to particular shares of the Fund, a "majority of the outstanding" shares means
(i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

Investment Philosophy and Process

     First Trust Advisors, L.P.
     Investment Philosophy. First Trust Advisors is responsible for implementing the overall strategy, including the allocation and periodic reallocation of Fund Assets among the common stocks in which the Fund invests. In this capacity, First Trust Advisors will seek to invest Fund Assets in the common stocks of companies which Value Line(R) gives a #1 ranking for Timeliness(TM).
     Investment Process. Upon commencement of the Fund's investment operations, the Fund will invest equal amounts in the 100 stocks ranked #1 by Value Line(R) in the previous week. Each week, the Fund will make portfolio adjustments, regardless of any income tax consequences to shareholders, to match the changes that are made by Value Line(R) -- those stocks that are no longer ranked #1 by Value Line(R) will be sold from the Fund's Portfolio and the sale proceeds will be used to purchase the stocks that have been newly added to the Value Line(R) #1 ranking category. The Fund's portfolio will be rebalanced on or about the last Friday of each calendar quarter so that each stock will be equally weighted as of such date.

     The Value Line(R) Timeliness(TM) Ranking System.
     The present Value Line(R) Timeliness(TM) Ranking System was introduced in 1965. Each week the Value Line(R) Timeliness(TM) Ranking System screens a wide array of data using a series of proprietary calculations, to rank each of the approximately 1,700 stocks in the Value Line(R) universe for expected price performance for the coming 6 to 12 months. Stocks are ranked from #1 (highest expected price performance) to #5 (lowest expected price performance). At any one time there are 100 stocks ranked #1, 300 ranked #2, approximately 900 ranked #3, 300 ranked #4 and 100 ranked #5.
     According to reports published by Value Line(R), the most important factor in determining the Timeliness(TM) Rank is earnings growth. Other factors considered, according to Value Line(R), include: (i) a company's earnings growth over the past ten years in relation to the stock's recent price performance relative to all of the approximately 1,700 stocks in the Value Line(R) universe;
(ii) a company's recent quarterly earnings performance; and (iii) a company's reporting of results that are significantly better or worse than market expectations. Value Line(R) combines these and other factors to determine the Timeliness(TM) Rank.

     Please see Appendix A to this Prospectus for additional information regarding Value Line(R), the Value Line(R) License Agreement, the Value Line(R) Timeliness(TM) Ranking System, and Value Line(R) General Disclaimers.

Portfolio Composition

     The Fund's portfolio will be composed principally of the following investments. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's portfolio investments are contained in the Statement of Additional Information.
     Common Stocks. The Fund intends to invest substantially all, but in no event less than 80%, of its Fund Assets in common stocks. Common stock generally represents an equity ownership interest in an issuer. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and in recent years have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stocks prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
     Non-U.S. Securities. Certain of the companies whose stocks are within the approximately 1,700-stock Value Line(R) universe may be domiciled in jurisdictions other than the United States and such stocks may be denominated in currencies other than the U.S. dollar. [Based upon information published by Value Line(R), as of _________, approximately __% of the stocks in the Value

Line(R) universe were issued by companies domiciled outside the United States or were denominated in a currency other than the U.S. dollar.] To the extent any such stock is ranked #1 in the Value Line(R) Timeliness(TM) Ranking System, the Fund will invest in such stocks.
     Short-Term Debt Securities; Defensive Position; Invest-Up Period. During the period during which the net proceeds of the offering of Common Shares are being invested, or during periods in which the Adviser determines that it is unable to follow the Fund's investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its net assets in cash or cash equivalents. In such a case, the Fund may not pursue or achieve its investment objective.

Investment Practices

     Hedging Transactions. The Fund may use derivatives or other transactions for the purpose of hedging the Fund's exposure to an increase in the price of a security prior to its anticipated purchase or a decrease in the price of a security prior to its anticipated sale. Such hedging transactions are commonly referred to as "anticipatory hedges." The specific derivative instruments to be used, or other transactions to be entered into, for such hedging purposes may include options on common stock, stock-related future contracts, foreign currency forward contracts, swap agreements and related instruments. Some, but not all, of the derivative instruments may be traded on an exchange. The positions in derivatives will be marked-to-market daily at the closing price established on the exchange or at a fair value. The Fund will use derivatives or other transactions described in this paragraph solely for purposes of anticipatory hedging. See "Risks--Hedging Risk," "Risks--Counterparty Risk" and "Other Investment Policies and Techniques" in the Fund's Statement of Additional Information for further information on hedging transactions.
      As an anticipatory hedge shifts, the Fund may purchase put and call options on stock or other securities. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option or its equivalent from the writer of the option at the stated exercise price. As a holder of a put option, the Fund will have the right to sell the securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the securities underlying the option, in each case at their exercise price at any time prior to the option's expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires.
     Lending of Portfolio Securities. The Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities, if, in the Adviser's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including: (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.
     Portfolio Turnover. The Fund will engage in portfolio trading as dictated by its investment strategy. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed [ ]% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when the Fund's investment strategy so dictates. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See "Tax Matters."

                                      RISKS

No Operating History

     The Fund is a newly organized, diversified, closed-end management investment company and has no operating history.

Market Discount From Net Asset Value

     Shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund's net asset value could decrease as a result of its investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. The net asset value of the Common Shares will be reduced immediately following the offering as a result of the payment of certain offering costs. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of the Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. Because the market price of the Common Shares will be determined by factors such as relative supply of and demand for the Common Shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below or above net asset value or at, below or above the initial public offering price.

Investment Strategy Risk

     The Fund will invest substantially all, but in no event less than 80%, of its Fund Assets in the stocks that are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System. This investment strategy may be unsuccessful and may underperform the stock market as a whole. The types of stocks that are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System can be expected to change over time. In pursuing its investment strategy, the Fund will generally pursue its investment strategy without regard to tax and brokerage consequences. Particular risks may be elevated during periods in which the Fund's investment strategy dictates higher levels of investment in particular types of stocks. Accordingly, in pursuing its investment strategy, the Fund will be subject to the risks set forth below:
     Investment and Market Risk. An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund, substantially all of which are traded on a national securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.
     Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.
     Common Stock Risk. The Fund will have exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and in recent years have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stocks prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

     Industry and Sector Risk. The Fund may invest a substantial portion of its assets in the securities of issuers in any single industry or sector of the economy if the companies which comprise the Value Line(R) #1 Timeliness(TM) Ranked stocks result in such a focus. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
     Small Market-Capitalization Stocks Risk. The Fund will have exposure to stocks of companies with market capitalizations of less than $1 billion. Smaller companies present some unique investment risks. These companies may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in reduced demand.
     Illiquid Securities Risk. The stocks that comprise Value Line's(R) universe for its Timeliness(TM) Ranking System are publicly traded securities. However, certain public securities, particularly securities of smaller capitalized or less seasoned issuers, may from time to time lack an active secondary market and may be subject to more abrupt or erratic price movements than securities of larger, more established companies or stock market averages in general. In the absence of an active secondary market, the Fund's ability to sell such securities at a fair price may be impaired or delayed.
     Non-U.S. Securities Risk. Certain of the companies whose stocks are within the approximately 1,700-stock Value Line(R) universe may be domiciled in jurisdictions other than the United States and such stocks may be denominated in currencies other than the U.S. dollar. [Based upon information published by Value Line(R), as of _________, approximately __% of the stocks in the Value Line(R) universe were issued by companies domiciled outside the United States or were denominated in a currency other than the U.S. dollar.] To the extent any such stock is ranked #1 in the Value Line(R) Timeliness(TM) Ranking System, the Fund may invest in such stocks. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including the following: (i) less publicly available information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile, meaning that in a changing market, the Adviser may not be able to sell the Fund's portfolio securities at times, in amounts and at prices it considers reasonable; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non- U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located outside the U.S., due to blockage of foreign currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund's return. Economies and social and political climate in individual countries may differ unfavorably from the United States. Non-U.S. economies may have less favorable rates of growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Unanticipated political and social developments may also affect the values of the Fund's investments and the availability to the Fund of additional investments in such countries.
     Value Line(R) License Risk. First Trust Advisors has entered into a non-exclusive license agreement with Value Line Publishing, Inc. which allows for the use by First Trust Advisors of the Value Line(R) Timeliness(TM) Ranking System and certain trademarks and trade names of Value Line Publishing, Inc. The Fund is a sub-licensee to this license agreement. The license agreement may be terminated in certain events or may not be renewed, either of which could adversely affect the Fund's ability to pursue its investment strategy. In the event that the license agreement is not renewed or is terminated, the Board of Trustees of the Fund will consider all appropriate courses of action including requesting shareholder approval to change the Fund's investment objective and/or fundamental investment policy or termination of the Fund.

Correlation Risk

     The performance of the Fund will differ from the performance of the Value Line(R) #1 Timeliness(TM) Ranked stocks for various reasons, including: (i) the fact the Fund intends to rebalance its assets on a quarterly basis, as compared to the Value Line(R) #1 Timeliness(TM) Ranked stocks which are rebalanced on a weekly basis; (ii) the fact that there may be delays between the time changes to the composition of the Value Line(R) #1 Timeliness(TM) Ranked stocks are announced and the time the Fund is able to affect such changes; and (iii) the fact that unlike the Value Line(R) #1 Timeliness(TM) Ranked stocks, the Fund has operating expenses and transaction costs.

Hedging Risk

     The Fund may use derivatives or other transactions for the purpose of hedging the Fund's exposure to an increase in the price of a security prior to its anticipated purchase or a decrease in the price of a security prior to its anticipated sale. There may be an imperfect correlation between the Fund's portfolio holdings and such derivatives, which may prevent the Fund from achieving the intended consequences of the applicable transaction or expose the Fund to risk of loss. In addition, the Fund's success in using hedging instruments is subject to the Adviser's ability to predict correctly changes in the relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance that the Adviser's judgment in this respect will be accurate. Further, the Fund's use of derivatives or other transactions to reduce risk involves costs. In addition, no assurance can be given that the Fund will enter into hedging transactions at times or under circumstances in which it would be advisable to do so. The Fund may be subject to credit risk with respect to the counterparties to certain derivative agreements entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Consequently, the use of hedging transactions might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not hedged its portfolio holdings. See "Hedging Transactions" and "Other Investment Policies and Techniques" in the Fund's Statement of Additional Information. The Fund will use derivatives or other transactions described above solely for purposes of hedging.

Market Disruption Risk

     The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. United States military action in Iraq is ongoing and events in the Middle East could have significant adverse effects on the U.S. economy and the stock market. The Fund cannot predict the effects of similar events in the future on the U.S. economy.

Inflation Risk

     Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline.

Certain Affiliations

     Certain broker-dealers may be considered to be affiliated persons of the Fund, First Trust Portfolios or First Trust Advisors. Absent an exemption from the Securities and Exchange Commission or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund's ability to engage in securities transactions and take advantage of market opportunities. In addition, unless and until the underwriting syndicate is broken in connection with the initial public offering of the Common Shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate.

Anti-Takeover Provisions

     The Fund's Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust."

                             MANAGEMENT OF THE FUND

Trustees and Officers

     The Board of Trustees is responsible for the management of the Fund, including supervision of the duties performed by the Adviser. The names and business addresses of the trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the Statement of Additional Information.

Investment Adviser

     First Trust Advisors will be responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the portion of the Fund's assets to be invested in common stocks and whether to engage in hedging transactions. First Trust Advisors also is responsible for managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.
     First Trust Advisors, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Fund and is responsible for managing Fund Assets. First Trust Advisors serves as investment adviser or portfolio supervisor to investment portfolios with approximately $__ billion in assets which it managed or supervised as of _________, 2003.
     First Trust Advisors, a registered investment adviser, is an Illinois limited partnership formed in 1991.
     There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of a committee in accordance with the Fund's investment strategy. For additional information concerning First Trust Advisors, including a description of the services provided, see the Statement of Additional Information.

Investment Management Agreement

     Pursuant to an investment management agreement between First Trust Advisors and the Fund, the Fund has agreed to pay for the services and facilities provided by First Trust Advisors an annual management fee, payable on a monthly basis, equal to 0.65% of average daily net assets.
     In addition to the fee of First Trust Advisors, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with First Trust Advisors), custodian, transfer agency, administrative, accounting and dividend disbursing expenses, legal fees, sub-licensing fee, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

                                 NET ASSET VALUE
     The Fund will determine the net asset value of its shares daily, as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. eastern time). Net asset value is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
     For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic exchanges are valued in a like manner and securities admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued at the NASDAQ Official Closing Price ("NOCP") as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.
     Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment adviser to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable source as the Trustees deem appropriate to reflect their fair market value. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Trustees to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.
     Any derivative transaction that the Fund enters into may, depending on the applicable market environment, have a positive or negative value for purposes of calculating net asset value. Any option transaction that the Fund enters into may, depending on the applicable market environment, have no value or a positive value.

                                  DISTRIBUTIONS
     Dividends from common stocks and interest from any other investments are the Fund's main sources of net investment income. The Fund's present policy, which may be changed at any time by the Fund's Board of Trustees, is to distribute at least annually all, or substantially all, of this net investment income as dividends to shareholders. Unless you elect to receive cash distributions, your distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan.
     The Fund may realize capital gains or losses when it sells securities, depending on whether the sales prices for the securities are higher or lower than purchase prices. The Fund distributes any net capital gains to shareholders as capital gain dividends at least annually. As in the case of dividends, capital gain dividends will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan. See "Distributions" and "Dividend Reinvestment Plan."
     Distributions by the Fund of its net investment income and of any related capital gains, whether paid in cash or in additional Common Shares, will be taken into account in measuring the performance of the Fund with respect to its investment objective.

                           DIVIDEND REINVESTMENT PLAN
     If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan, unless you elect to receive cash distributions, all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by the Plan Agent, in additional Common Shares under the Dividend Reinvestment Plan (the "Plan"). If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by __________________, as dividend paying agent.
     If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or (ii) 95% of the market price on that date.
     (2) If Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the ________ Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.
     You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon, at the Plan Agent's address or phone number set forth below. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions and a $___ service fee.
     The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.
     There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.
     Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. See "Tax Matters."
     If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.
     The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from
________________________________________________________________________.

                              DESCRIPTION OF SHARES

Common Shares

     The Declaration authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.01 per share and have equal rights to the payment of dividends and the distribution of assets upon liquidation. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust," non-assessable, and will have no preemptive or conversion rights or rights to cumulative voting.
     The Common Shares are expected to be listed on the _________ Exchange. The trading or "ticker" symbol of the Common Shares is "FTV." The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

     The Fund's net asset value per share generally increases when common stock prices increase, and decreases when common stock prices decrease. Net asset value will be reduced immediately following the offering by the amount of the sales load and offering expenses paid by the Fund. First Trust Advisors has agreed to pay (i) all organizational expenses and (ii) offering costs (other than sales load) that exceed $0.03 per Common Share. See "Use of Proceeds."
     Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Shares of closed-end investment companies may frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Fund have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than net asset value in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See the Statement of Additional Information under "Structure of the Fund; Common Share Repurchases and Change in Fund Structure."

                 CERTAIN PROVISIONS IN THE DECLARATION OF TRUST
     Under Massachusetts law, shareholders could, in certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. The Declaration further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.
     The Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. Specifically, the Declaration requires a vote by holders of at least two-thirds of the Common Shares, except as described below, to authorize:
(1) a conversion of the Fund from a closed-end to an open-end investment company; (2) a merger or consolidation of the Fund, or a series or class of the Fund, with any corporation, association, trust or other organization or a reorganization of the Fund, or a series or class of the Fund; (3) a sale, lease or transfer of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities); (4) in certain circumstances, a termination of the Fund, or a series or class of the Fund; or
(5) a removal of trustees by shareholders, and then only for cause, unless, with respect to (1) through (4), such transaction has already been authorized by the affirmative vote of two-thirds of the total number of trustees fixed in accordance with the Declaration or the By-laws, in which case the affirmative vote of the holders of at least a majority of the Fund's Common Shares outstanding at the time, is required. Approval of shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. None of the foregoing provisions may be amended except by the vote of at least two-thirds of the Common Shares. See the Statement of Additional Information under "Certain Provisions in the Declaration of Trust."
     The provisions of the Declaration described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.
     Reference should be made to the Declaration on file with the Securities and Exchange Commission for the full text of these provisions.

                 STRUCTURE OF THE FUND; COMMON SHARE REPURCHASES
                          AND CHANGE IN FUND STRUCTURE
     Closed-End Structure. Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities, although it is not expected that the Fund will invest in illiquid securities.
     However, shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from net asset value, but in some cases trade at a premium. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to net asset value. The Board of Trustees has reviewed the structure of the Fund in light of its investment objective and policies and has determined that the closed-end structure is in the best interests of the shareholders. As described below, however, the Board of Trustees will review periodically the trading range and activity of the Fund's shares with respect to its net asset value and the Board may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares at net asset value or the possible conversion of the Fund to an open-end mutual fund. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Share. In addition, as noted above, the Board of Trustees has determined in connection with this initial offering of Common Shares of the Fund that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company.
     Repurchase of Common Shares and Tender Offers. In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of shareholders, the Fund's Board of Trustees, in consultation with the Adviser and any Shareholder Servicing Agent that the Adviser may retain, from time to time will review possible actions to reduce any such discount. The Board of Trustees of the Fund will consider from time to time open market repurchases of and/or tender offers for Common Shares to seek to reduce any market discount from net asset value that may develop. In this connection, the Board of Trustees of the Fund has established a policy to consider, on at least an annual basis, and more frequently during any period of 24 consecutive calendar weeks in which the Fund's Common Shares have traded at an average discount from net asset value of greater than 15% as of the last trading day in each week during such period, whether to commence such a tender offer or share repurchase program. There can be no assurance that the Fund will in fact effect repurchases of or tender offers for any of its Common Shares. The Fund may, subject to its investment limitation with respect to borrowings, incur debt to finance such repurchases or a tender offer or for other valid purposes. Interest on any such borrowings would increase the Fund's expenses and reduce the Fund's net income.
     There can be no assurance that repurchases of Common Shares or tender offers, if any, will cause the Common Shares to trade at a price equal to or in excess of their net asset value. Nevertheless, the possibility that a portion of the Fund's outstanding Common Shares may be the subject of repurchases or tender offers may reduce the spread between market price and net asset value that might otherwise exist. In the opinion of the Fund, sellers may be less inclined to accept a significant discount in the sale of their Common Shares if they have a reasonable expectation of being able to receive a price of net asset value for a portion of their Common Shares in conjunction with an announced repurchase program or tender offer for the Common Shares.
     Although the Board of Trustees believes that repurchases or tender offers generally would have a favorable effect on the market price of the Common Shares, the acquisition of Common Shares by the Fund will decrease the total assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio. Because of the nature of the Fund's investment objective, policies and portfolio, the Adviser does not anticipate that repurchases of Common Shares or tender offers should interfere with the ability of the Fund to manage its investments in order to seek its investment objective, and does not anticipate any material difficulty in borrowing money or disposing of portfolio securities to consummate repurchases of or tender offers for Common Shares, although no assurance can be given that this will be the case.
     Conversion to Open-Fund. The Fund may be converted to an open-end investment company at any time if approved by the lesser of (i) 2/3 or more of the Fund's then outstanding Common Shares, or (ii) more than 50% of the then outstanding Common Shares if such conversion is recommended by at least 75% of the Trustees then in office. If approved in the foregoing manner, conversion of the Fund could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders. In the event of conversion, the Common Shares would cease to be listed on the ______________ Exchange or other national securities exchange or market system. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to convert the Fund to an open-end investment company. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund expects to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Common Shares would be sold at net asset value plus a sales load.

                                   TAX MATTERS
     The following discussion of federal income tax matters is based on the advice of Chapman and Cutler, special counsel to the Fund.
     The discussions below and in the Statement of Additional Information provide general tax information related to an investment in the Common Shares. Because tax laws are complex and often change, you should consult your tax advisor about the tax consequences of an investment in the Fund. The following tax discussion assumes that you are a U.S. shareholder and that you hold the Common Shares as a capital asset.
     Dividends paid to you out of the Fund's "investment company taxable income" (which includes dividends the Fund receives, interest income, and net short-term capital gain) will be taxable to you as ordinary income to the extent of the Fund's earnings and profits. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gains, regardless of how long you have held the Common Shares. A distribution of an amount in excess of the Fund's earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your Common Shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Common Shares.
     Because the Fund holds common stocks that pay dividends, a portion of the distributions from the Fund may qualify for the Dividends Received Deduction.
     A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.
     Each year, we will notify you of the tax status of dividends and other distributions.

     If you sell Common Shares, you may realize a capital gain or loss which will be long-term or short-term, depending on your holding period for the shares.
     We may be required to withhold U.S. federal income tax from all taxable distributions payable if you:
       o fail to provide us with your correct taxpayer identification number;
       o fail to make required certifications; or
       o have been notified by the Internal Revenue Service that you are subject to backup withholding.
     The withholding percentage is 30% for 2003, and will decrease to 29% in 2004 and 2005 and 28% thereafter until 2011, when the percentage will revert to 31% unless amended by Congress. This withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.
     Federal tax law imposes an alternative minimum tax with respect to individuals and corporations. Under current law, it is not expected that you will be subject to alternative minimum tax as a result of your investment in the Fund.
     The Fund intends to elect to be treated and to qualify as a regulated investment company under the Code. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income, the Fund will not be required to pay federal income taxes on any income it distributes to shareholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income and 98% of its capital gain net income and such amounts from previous years that were not distributed, then the Fund will be subject to a 4% excise tax on the undistributed amounts. Fund distributions also may be subject to state and local taxes. You should consult with your own tax advisor regarding the particular consequences to you of investing in the Fund.
     The Bush Administration has announced a proposal to reduce or eliminate taxes on dividends; however, many details of the proposal (including how the proposal would apply to dividends paid by a regulated investment company) have not been specified. Prospects for this, or any other dividend tax reduction or elimination proposal, are unclear. There is no guarantee any proposal will become law. Accordingly, it is not possible to evaluate how this, or any other, proposal might affect the taxation of dividends to the Common Shareholders.

                                  UNDERWRITING
     The underwriters named below (the "Underwriters"), acting through A.G. Edwards & Sons, Inc., One North Jefferson Avenue, St. Louis, Missouri 63103, as lead manager ("A.G. Edwards") and First Trust Portfolios, L.P. ("First Trust Portfolios"), [ ] and [ ], as their representatives (the "Representatives"), have severally agreed, subject to the terms and conditions of the Underwriting Agreement with the Fund and First Trust Portfolios (the "Underwriting Agreement"), to purchase from the Fund the number of Common Shares set forth below opposite their respective names.

Underwriters                                                             Shares
                                                                         ------
A.G. Edwards & Sons, Inc............................................
First Trust Portfolios, L.P.........................................
___________________.................................................     ------
                      Total.........................................     ======

     The Underwriting Agreement provides that the obligations of the Underwriters are subject to certain conditions, including the absence of any materially adverse change in the Fund's business and the receipt of certain certificates, opinions and letters from the Fund and the Fund's attorneys and independent accountants. The nature of the Underwriters' obligation is such that they are committed to purchase all Common Shares offered hereby if they purchase any of the Common Shares.
     The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to an aggregate of _____ additional Common Shares to cover over-allotments, if any, at the initial offering price. The Underwriters may exercise such option solely for the purpose of covering over-allotments incurred in the sale of the Common Shares offered hereby. To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase an additional number of Common Shares proportionate to such Underwriter's initial commitment.
     The Representatives have advised the Fund that the Underwriters propose to offer some of the Common Shares directly to investors at the offering price of $15.00 per Common Share, and may offer some of the Common Shares to certain dealers at the offering price less a concession not in excess of $____ per Common Share, and such dealers may reallow a concession not in excess of $____ per Common Share on sales to certain other dealers. The Fund has agreed to pay the Underwriters up to $____ in reimbursement of their expenses. The Common Shares are offered by the Underwriters, subject to prior sale, when, as and if delivered to and accepted by the Underwriters, and subject to their right to reject orders in whole or in part.
     The Fund will pay all of its organizational and Common Share offering costs up to and including $0.03 per Common Share. First Trust Advisors has agreed to pay all of the Fund's organizational costs and Common Share offering costs (other than sales load) that exceed $0.03 per Common Share.
     The Fund's Common Shares are expected to be listed on the _________ Exchange under the symbol "FTV." In order to meet the requirements for listing the Common Shares on the _________ Exchange, the Underwriters have undertaken to sell lots of 100 or more Common Shares to a minimum of 2,000 beneficial owners. The minimum investment requirement is 100 Common Shares ($1,500). Prior to this offering, there has been no public market for the Common Shares or any other securities of the Fund. Consequently, the offering price for the Common Shares was determined by negotiation among the Fund and the Representatives.
     The Fund and First Trust Advisors have each agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act.
     The Fund has agreed not to offer or sell any additional Common Shares of the Fund, other than as contemplated by this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representatives.
     The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers or dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may so act while they are Underwriters.

     Until the distribution of Common Shares is completed, rules of the SEC may limit the ability of the Underwriters and certain selling group members to bid for and purchase the Common Shares. As an exception to these rules, the Underwriters are permitted to engage in certain transactions that stabilize the price of the Common Shares. Such transactions may consist of short sales, stabilizing transactions and purchases to cover positions created by short sales. Short sales involve the sale by the Underwriters of a greater number of Common Shares than they are required to purchase in the offering. Stabilizing transactions consist of certain bids or purchases made for the purpose of preventing or retarding a decline in the market price of the Common Shares while the offering is in progress.
     The Underwriters also may impose a penalty bid. This occurs when a particular Underwriter repays to the other Underwriters all or a portion of the underwriting discount received by it because the Representatives have repurchased shares sold by or for the account of such Underwriter in stabilizing or short covering transactions.
      These activities by the Underwriters may stabilize, maintain or otherwise affect the market price of the Common Shares. As a result, the price of the Common Shares may be higher than the price that otherwise might exist in the open market. If these activities are commenced, they may be discontinued by the Underwriters without notice at any time. These transactions may be effected on the _________ Exchange or otherwise.
     First Trust Advisors has also agreed to pay from its own assets a fee to A.G. Edwards. This fee will be payable quarterly at the annual rate of 0.10% of the Fund's average daily net assets and will be payable only so long as the investment management agreement remains in effect between the Fund and First Trust Advisors or any successor in interest or affiliate of First Trust Advisors, as and to the extent that such investment management agreement is renewed or continued periodically in accordance with the 1940 Act. A.G. Edwards will (i) provide First Trust Advisors with relevant information, studies or reports regarding general trends in the closed-end investment company and asset management industries and (ii) at First Trust Advisors' request, provide economic research and statistical information and reports to and consult with First Trust Advisors' or the Fund's representatives and/or the Fund's trustees with respect to such information and reports. The amount of such fee payments will be limited such that the total amount of such fee payments and the sales load paid and expense reimbursement to A.G. Edwards (discounted at the annual rate of 10% to the closing date of this offering) will not exceed any sales charge limits (which A.G. Edwards currently understands to be 9.0% of the aggregate offering price of the Common Shares) under the rules of the National Association of Securities Dealers, Inc., as then in effect.
     The addresses of the principal underwriters are: A.G. Edwards & Sons, Inc., One North Jefferson Ave., St. Louis, MO 63103; First Trust Portfolios, L.P.,
1001  Warrenville  Road,  Suite 300,  Lisle, Illinois 60532; [               ].

                          CUSTODIAN AND TRANSFER AGENT
     The custodian of the assets of the Fund is ______________________________ ("Custodian"). The Custodian performs custodial, administrative, fund accounting and portfolio accounting services. The Fund's transfer, shareholder services and dividend paying agent is also __________________________________________.

                                 LEGAL OPINIONS
     Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Chapman and Cutler, Chicago, Illinois, and for the Underwriters by Skadden, Arps, Slate, Meagher & Flom (Illinois), Chicago, Illinois. Chapman and Cutler and Skadden, Arps, Slate, Meagher & Flom (Illinois) may rely as to certain matters of Massachusetts law on the opinion of
________________________________________.

                            TABLE OF CONTENTS FOR THE
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                        Page
Use of Proceeds.......................................................    1
Investment Objective..................................................    1
Investment Policies and Techniques ...................................    3
Investment Risks-- Equity Securities..................................    6
Other Investment Policies and Techniques .............................    9
Licensing Arrangements with Value Line Publishing, Inc................   20
Management of the Fund ...............................................   22
Investment Adviser....................................................   25
Portfolio Transactions and Brokerage .................................   27
Distributions.........................................................   28
Description of Shares.................................................   28
Certain Provisions in the Declaration of Trust .......................   30
Repurchase of Fund Shares; Conversion to Open-End Fund................   32
Tax Matters...........................................................   35
Performance Related and Comparative Information.......................   40
Experts...............................................................   42
Custodian and Transfer Agent..........................................   42
Independent Auditors..................................................   42
Additional Information ...............................................   43
Report of Independent Auditors .......................................   43
Financial Statements .................................................   44
Appendix A-- Ratings of Investments...................................  A-1

You should rely only on the information contained or incorporated by reference in this Prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of these securities in any state where the offer is not permitted. You should not assume that the information contained in this Prospectus is accurate as of any date other than the date on the front of this Prospectus.

                        TABLE OF CONTENTS
                                                    Page
Prospectus Summary ...............................    3
Summary of Fund Expenses .........................    7
The Fund .........................................    8
Use of Proceeds ..................................    8
The Fund's Investments ...........................    8
Risks ............................................   11
Management of the Fund ...........................   14
Net Asset Value ..................................   14
Distributions ....................................   15
Dividend Reinvestment Plan .......................   15
Description of Shares ............................   16
Certain Provisions in the Declaration of Trust ...   17
Structure of the Fund; Common Share
   Repurchases and Change in Fund Structure.......   18
Tax Matters.......................................   19
Underwriting .....................................   21
Custodian and Transfer Agent .....................   22
Legal Opinions ...................................   22
Table of Contents for the Statement of
   Additional Information ........................   23


     Until ______, 2003 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealers' obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.



                                  ______ Shares


                                   First Trust
                             Value Line(R) 100 Fund

                                  Common Shares

                                   ----------
                                   PROSPECTUS
                                   ----------



                            A.G. Edwards & Sons, Inc.
                          First Trust Portfolios, L.P.















                                  _______, 2003

                                                                    Appendix A

                 ADDITIONAL INFORMATION REGARDING VALUE LINE(R);
       THE VALUE LINE(R)LICENSE AGREEMENT; THE VALUE LINE(R)TIMELINESS(TM)
              RANKING SYSTEM; AND VALUE LINE(R) GENERAL DISCLAIMERS


Value Line(R)

     Value Line(R), Inc., founded in 1931, is known for The Value Line Investment Survey(R), a widely used independent investment service. The Value Line Investment Survey(R) is a comprehensive source of information and advice, covering approximately 1,700 stocks, more than 90 industries, the overall stock market and the economy.
     The Value Line(R) Timeliness(TM) Ranking System was introduced in its present form in 1965. Each week, Value Line(R) screens a wide array of data, using a series of proprietary calculations to rank each the approximately 1,700 stocks in the Value Line(R) universe from #1 (highest) to #5 (lowest) based on their expected relative price performance to the other stocks in the universe over the following 6 to 12 months. At any one time, only 100 stocks are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System.
     According to reports published by Value Line(R), the most important factor in determining the Timeliness(TM) Rank is earnings growth. Other factors considered, according to Value Line(R), include: (i) a company's earnings growth over the past ten years in relation to the recent price performance of the company's stock relative to all of the approximately 1,700 stocks in the Value Line(R) universe; (ii) a company's recent quarterly earnings performance; and
(iii) a company's reporting of results that are significantly better or worse than market expectations. Value Line(R) combines these factors to determine the Timeliness(TM) Rank.


Value Line(R) License Agreement

     First Trust Advisors has entered into a non-exclusive license agreement with Value Line Publishing, Inc. which allows for the use by First Trust Advisors of the Value Line(R) Timeliness(TM) Ranking System and certain trademarks and trade names of Value Line Publishing, Inc. The Fund is a sub-licensee to this license agreement. In exchange, Value Line Publishing, Inc. will receive an annual fee, payable on a quarterly basis, equal to 10 basis points of the Fund's gross daily assets during such calendar quarter. This license fee will be paid by the Fund to First Trust Advisors who will in turn pay Value Line Publishing, Inc. The terms of the license agreement provide that it shall continue in effect for a term of one year and will be automatically renewed for successive one year terms unless either party elects not to renew the agreement. The license agreement may also be terminated prior to its expiration by either party: (i) upon 90 days prior written notice for any reason and at any time during the term of the license agreement; (ii) upon 30 days prior written notice if the other party breaches any term of the license agreement and fails to cure such breach within that 30 day notice period; or
(iii) immediately by Value Line(R) upon written notice to First Trust Advisors upon the institution by or against First Trust Advisors of any insolvency, receivership or bankruptcy proceedings or upon First Trust Advisors' dissolution or ceasing to do business, any breach by First Trust Advisors or its sub-licensee of their obligations or warranties under specific sections of the license agreement, any fraudulent conduct or material misrepresentation by First Trust Advisors regarding the Fund, any alleged or instituted administrative action or suit by the SEC, NASD or any other regulatory or administrative, federal or state agency for First Trust Advisors' violation of any rule, regulation or statute, or a change in control of First Trust Advisors. In the event that the license agreement is not renewed or is terminated, the Board of Trustees of the Fund will consider all appropriate courses of action including requesting shareholder approval to change the Fund's investment objective and/or fundamental investment policy or termination of the Fund.

Page A-1

Hypothetical Total Return Information

     The following table compares historical data for the S&P 500 Index with the hypothetical performance of the Fund's strategy of investing in the stocks that are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System in the manner described in this Prospectus (the "First Trust Value Line(R) 100 Fund Strategy"). Value Line(R) publishes historical information regarding the #1 Ranked Timeliness(TM) stocks which will differ from the hypothetical performance for the First Trust Value Line(R) 100 Fund Strategy for the reasons set forth below.
     The Value Line(R) 100 #1 Ranked Timeliness(TM) stocks are adjusted weekly to include new #1 ranks and remove stocks no longer ranked #1. The Fund will also adjust its portfolio on a weekly basis to include new #1 ranks and remove stocks no longer ranked #1. However, unlike the Value Line(R) 100 #1 Ranked Timeliness(TM) stocks, which are reweighted on a weekly basis, the Fund's portfolio will be reweighted on or about the last Friday of each calendar quarter so that each stock will be equally weighted as of such date. In addition, the Fund may not always be fully invested in the stocks which comprise the Value Line(R) 100 #1 Ranked Timeliness(TM) stocks. During its initial period of investing the proceeds of this offering and after the initial investment period for temporary defensive purposes, the Fund may invest all or a portion of its assets in short-term debt securities and/or cash or cash equivalents rather than in the stocks ranked #1 for Timeliness(TM) by Value Line(R). In addition, the Fund may engage in anticipatory hedging transactions, which could result in performance which differs from the Value Line(R) 100 #1 Ranked Timeliness(TM) stocks. The Comparison of Total Return below reflects the deduction of sales charges and estimated expenses of the Fund (including estimated brokerage commissions paid by the Fund), but does not reflect any taxes incurred by you. The Fund is a newly organized fund and has no performance record, and the hypothetical past performance of the First Trust Value Line(R) 100 Fund Strategy is not indicative of the future performance of the Fund.

                           Comparison of Total Return(1)
                           ------------------------------

 Year          First Trust Value Line(R)100 Fund Strategy(2)    S&P 500 Index(3)
------         ---------------------------------------------    ----------------
 1993                           [      ]%                        [      ]%
 1994                           [      ]%                        [      ]%
 1995                           [      ]%                        [      ]%
 1996                           [      ]%                        [      ]%
 1997                           [      ]%                        [      ]%
 1998                           [      ]%                        [      ]%
 1999                           [      ]%                        [      ]%
 2000                           [      ]%                        [      ]%
 2001                           [      ]%                        [      ]%
 2002                           [      ]%                        [      ]%
 2003 (thru 3/31)               [      ]%                        [      ]%

     Average Annual Total Return 1993-2002
                                [      ]%                        [      ]%
_____________
(1) Total Return represents the sum of the change in market value of each group of stocks, as the Value Line(R) 100 #1 Ranks Strategy and the S&P 500 Index are adjusted periodically, between the first and last trading day of a period plus the total dividends paid on each group of stocks during such period divided by the opening market value of each group of stocks as of the first trading day of a period. Total Return figures assume that all dividends are reinvested quarterly.
(2) First Trust Value Line(R) 100 Fund Strategy for a given year consists of the common stocks ranked #1 for Timeliness(TM) by Value Line(R) as of the beginning of the year and adjusted on a weekly basis and reweighted on or about the last Friday of each calendar quarter. First Trust Value Line(R) 100 Fund Strategy figures have been adjusted to reflect the deduction of sales charges and estimated Fund expenses (including estimated brokerage commissions paid by the Fund) but have not been reduced by any taxes incurred by you.
(3) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The S&P 500 Index does not include the effects of brokerage commissions that would be incurred by an investor purchasing the stocks included in the index. It is not possible to invest directly in the S&P 500 Index.

Page A-2


Value Line(R) General Disclaimers

     Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust Advisors L.P. is VLPI's licensing to First Trust Advisors L.P. of certain VLPI trademarks and trade names and the Value Line(R) Timeliness(TM) Ranking System (the "System"), which is composed by VLPI without regard to First Trust Advisors L.P., the Fund or any investor. VLPI has no obligations to take the needs of First Trust Advisors L.P. or any investor in the Fund into consideration in composing the System. The Fund results may differ from the hypothetical or published results of the Value Line(R) Timeliness(TM) Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Fund or the timing of the issuance for sale of the Fund or in the calculation of the equation by which the Fund is to be converted into cash. VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCE, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE FUND.
     "VALUE LINE," "THE VALUE LINE INVESTMENT SURVEY" OR "THE VALUE LINE TIMELINESS RANKING SYSTEM" ARE REGISTERED TRADEMARKS OF VALUE LINE, INC. OR VALUE LINE PUBLISHING, INC. THAT ARE LICENSED TO FIRST TRUST ADVISORS L.P. THIS FUND IS NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VALUE LINE PUBLISHING, INC., VALUE LINE, INC. OR VALUE LINE SECURITIES, INC. FIRST TRUST ADVISORS L.P. IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.

Page A-3

         The information in this Statement of Additional Information is not complete and may be changed. We may not sell securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                  SUBJECT TO COMPLETION, DATED APRIL ____, 2003


                       FIRST TRUST VALUE LINE(R) 100 FUND
                       STATEMENT OF ADDITIONAL INFORMATION

         First Trust Value Line(R) 100 Fund (the "Fund") is a newly organized, diversified closed-end management investment company.

         This Statement of Additional Information relating to common shares of beneficial interest of the Fund ("Common Shares") does not constitute a prospectus, but should be read in conjunction with the Fund's prospectus relating thereto dated __________________, 2003 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing Common Shares. Investors should obtain and read the Fund's Prospectus prior to purchasing such shares. A copy of the Fund's Prospectus may be obtained without charge by calling (______) ______________. You may also obtain a copy of the Fund's Prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

This Statement of Additional Information is dated ____________, 2003.

                                TABLE OF CONTENTS

                                                                           PAGE

USE OF PROCEEDS..............................................................1

INVESTMENT OBJECTIVE.........................................................1

INVESTMENT POLICIES AND TECHNIQUES...........................................3

INVESTMENT RISKS--EQUITY SECURITIES..........................................6

OTHER INVESTMENT POLICIES AND TECHNIQUES.....................................9

LICENSING ARRANGEMENTS WITH VALUE LINE PUBLISHING, INC......................20

MANAGEMENT OF THE FUND......................................................22

INVESTMENT ADVISER..........................................................25

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................27

DISTRIBUTIONS...............................................................28

DESCRIPTION OF SHARES.......................................................28

CERTAIN PROVISIONS IN THE DECLARATION OF TRUST..............................30

REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND......................32

TAX MATTERS.................................................................35

PERFORMANCE RELATED AND COMPARATIVE INFORMATION.............................40

EXPERTS.....................................................................42

CUSTODIAN AND TRANSFER AGENT................................................42

INDEPENDENT AUDITORS........................................................42

ADDITIONAL INFORMATION......................................................43

REPORT OF INDEPENDENT AUDITORS..............................................43

FINANCIAL STATEMENTS........................................................44

APPENDIX A       --      Ratings of Investments

                                 USE OF PROCEEDS

         The net proceeds of the offering of Common Shares of the Fund will be approximately: $___________ ($___________ if the Underwriters exercise the over-allotment option in full) after payment of organization and offering costs.

         For the Fund, First Trust Advisors has agreed to pay (i) all organizational expenses and (ii) offering costs (other than sales load) that exceed $0.03 per Common Share.

         Pending investment in securities that meet the Fund's investment objective and policies, the net proceeds of the offering will be invested in cash or cash equivalents.


                              INVESTMENT OBJECTIVE

         Investment Objective. The Fund's investment objective is to provide capital appreciation. The Fund seeks to outperform the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by adhering to a disciplined strategy of investing in a diversified portfolio of the 100 common stocks ranked #1 in Value Line's(R) Timeliness(TM) Ranking System. There can be no assurance that the Fund's investment objective will be achieved.

         The Fund cannot change its investment objective without the approval of the holders of a "majority of the outstanding" Common Shares. As defined in the Investment Company Act of 1940 (the "1940 Act"), a "majority of the outstanding" securities means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

INVESTMENT RESTRICTIONS

         Except as described below, the Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding Common
Shares:

                   (1) Issue senior securities, as defined in the 1940 Act, other than (i) preferred shares which immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted by investment restriction (2) set forth below;

                   (2)     Borrow money, except as permitted by the 1940 Act;

                   (3) Act as underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities;

                   (4) Purchase or sell real estate, but this shall not prevent the Fund from investing in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages on real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities;

                   (5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, derivative instruments or from investing in securities or other instruments backed by physical commodities);

                   (6) Make loans of funds or other assets, other than by entering into repurchase agreements, lending portfolio securities and through the purchase of debt securities in accordance with its investment objectives, policies and limitations;

                   (7) Purchase any securities (other than obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided that, with respect to 50% of the Fund's assets, the Fund may invest up to 25% of its assets in the securities of any one issuer; and

                   (8) Invest more than 25% or more of its total assets in securities of issuers in any single industry (except to the extent companies ranked #1 for Timeliness(TM) by the Value Line(R) Timeliness(TM) Ranking System are so concentrated), provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         For the purpose of applying the limitation set forth in subparagraph
(7) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental issuer, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental issuer, then such non-governmental issuer would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. When a municipal bond is insured by bond insurance, it shall not be considered a security that is issued or guaranteed by the insurer; instead, the issuer of such municipal bond will be determined in accordance with the principles set forth above.

         In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees without a shareholder vote. The Fund may not:

                  [(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.]

                   (2) Purchase securities of companies for the purpose of exercising control.

         The restrictions and other limitations set forth above will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities.

         The Fund may be subject to certain restrictions and guidelines imposed by lenders if the Fund engages in Borrowings. The Fund does not anticipate that such guidelines would have a material adverse effect on its Common Shareholders or the Fund's ability to achieve its investment objectives.


                       INVESTMENT POLICIES AND TECHNIQUES

         The following information supplements the discussion of the Fund's investment objectives, policies, and techniques that are described in the Fund's Prospectus.

         The Fund's investment objective is to provide capital appreciation. The Fund seeks to outperform the S&P 500 Index by adhering to a disciplined strategy of investing in a diversified portfolio of the 100 common stocks ranked #1 in Value Line's(R) Timeliness(TM) Ranking System.

         The Value Line(R) Timeliness(TM) Ranking System was introduced in its present form in 1965. Each week, Value Line(R) screens a wide array of data, using a series of proprietary calculations to rank each of the approximately 1,700 stocks in the Value Line(R) universe from #1 (highest) to #5 (lowest) based on their expected price performance relative to the other stocks in the universe over the following 6 to 12 months. At any one time, only 100 stocks are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System.

         According to reports published by Value Line(R), the most important factor in determining the Timeliness(TM) Rank is earnings growth. Other factors considered, according to Value Line(R), include (i) a company's earnings growth over the past ten years in relation to the stock's recent price performance relative to all of the approximately 1,700 stocks in the Value Line(R) universe,
(ii) a company's recent quarterly earnings performance and (iii) a company's reporting of results that are significantly better or worse than market expectations. Value Line(R) combines these and other factors to determine the Timeliness(TM) Rank.

INVESTMENT PHILOSOPHY AND PROCESS

         Investment Philosophy. First Trust Advisors ("First Trust Advisors" or "Adviser") is responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of Fund Assets among the common stocks in which the Fund invests and determining whether to engage in hedging transactions. In this capacity, First Trust Advisors will seek to invest the Fund Assets in the common stocks of companies which Value Line(R) gives a #1 ranking for Timeliness(TM).

         Investment Process. The Fund will invest substantially all, but in no event less than 80%, of its average daily net assets ("Fund Assets") in the stocks that are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System. Upon commencement of the Fund's investment operations, the Fund will invest equal amounts in each of the 100 stocks ranked #1 by Value Line(R) in the previous week. Each week, the Fund will make portfolio adjustments, regardless of any income tax consequences to shareholders, to match the changes that are made by Value Line(R)--those stocks that are no longer ranked #1 by Value Line(R) will be sold from the Fund's portfolio and the sale proceeds will be used to purchase the stocks that have been newly added to the Value Line(R) #1 ranking category. The Fund's portfolio will be rebalanced on or about the last Friday of each calendar quarter so that each stock will be equally weighted as of such date. There can be no assurance that the Fund's investment strategy will be successful or that the Fund will achieve its investment objective.

PORTFOLIO COMPOSITION

         Common Stock. The Fund will invest substantially all, but in no event less than 80%, of its Fund Assets in the stocks that are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System. Common stocks represent an equity ownership interest in an issuer. Common stocks usually carry voting rights and earn dividends. Dividends on common stocks are not fixed but are declared at the discretion of the board of directors. See "The Fund's Investments -- Portfolio Composition" in the Fund's Prospectus for a general description of common stocks. The Fund will notify shareholders at least 60 days prior to any change in the above policy.

         Temporary Investments and Defensive Position. During the period during which the net proceeds of the offering of common shares are being invested or during periods in which the Advisor determines that it is unable to follow the Fund's investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its net assets in cash and cash equivalents, including investment grade short-term fixed income securities. In such a case, the Fund may not pursue or achieve its investment objectives. These investments are defined to include, without limitation, the following:

                   (1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

                   (2) Certificates of Deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by the Fund may not be fully insured.

                   (3) Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Fund's investment adviser monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The investment adviser does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                   (4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. First Trust Advisors will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity measures) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a NRSRO and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

                   (5) The Fund may invest in bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

                   (6) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

         Investment grade securities are those rated within the four highest grades by a least one of the nationally recognized statistical rating organizations (an "NRSRO") (Baa or BBB or better by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P") or Fitch Ratings ("Fitch"), and securities that are unrated but judged to be of comparable quality by the Adviser.


                      INVESTMENT RISKS -- EQUITY SECURITIES

GENERALLY

         An investment in the Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in the Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political economic or banking crises. First Trust Advisors cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund. The equity securities held in the Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Fund's purchase and sale of the equity securities and other factors.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

         First Trust Advisors shall not be liable in any way for any default, failure or defect in any equity security held in the Fund's portfolio.

LEGISLATION

         At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the equity securities in the Fund or the issuers of the equity securities. Changing approaches to regulation may have a negative impact on certain companies represented in the Fund. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the issuers of the equity securities held in the Fund to achieve their business goals.

LIQUIDITY

         While the stocks that comprise the Value Line's(R) universe for its Timeliness(TM) Ranking System are publicly traded securities, the principal trading market for the equity securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities.
There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. Furthermore, certain public securities, particularly securities of smaller capitalized or less seasoned issuers, may from time to time lack an active secondary market and may be subject to more abrupt or erratic price movements than larger, more established companies or stock market averages in general. In the absence of an active trading market, the Fund's ability to sell such securities at a fair price may be impaired or delayed and the value of the Fund may be adversely affected.

INDUSTRY AND SECTOR RISK

         The Fund may invest a substantial portion of its assets in the securities of issuers in any single industry or sectors of the economy if the companies which comprise the Value Line(R) #1 Timeliness(TM) Ranked stocks results in such a focus. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

SMALL CAPITALIZATION COMPANIES

         Certain or all of the equity securities in the Fund may be small cap company stocks. While, historically, small cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

         The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Fund which contain these equity securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical of a national securities exchange.

OVER-THE-COUNTER MARKET

         The Fund may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which the Fund invests may not be as great as that of other securities and, if the Fund were to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

CORRELATION RISK

         The performance of the Fund will differ from the performance of the Value Line(R) #1 Timeliness(TM) Ranked stock based on numerous factors including: the Fund intends to rebalance its assets on a quarterly basis compared to the Value Line(R) #1 Timeliness(TM) Ranked stocks which are rebalanced on a weekly basis, the time that elapses between a change in the rankings and a change in the Fund, and the Fund has operating expenses and transaction costs unlike the Value Line(R) #1 Timeliness(TM) Ranked stocks.


                    OTHER INVESTMENT POLICIES AND TECHNIQUES

HEDGING STRATEGIES

         General Description of Hedging Strategies. The Fund may use derivatives or other transactions for the purpose of hedging the Fund's exposure to an increase in the price of a security prior to its anticipated purchase or a decrease in the price of a security prior to its anticipated sale. Such hedging transactions are commonly referred to as "anticipatory hedges." The specific derivative instruments to be used, or other transactions to be entered into, for such hedging purposes may include options on common stock, stock-related futures contracts, (hereinafter referred to as "Futures" or "Futures Contracts"), foreign currency forward contracts, swap agreements and related instruments.

         Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the Securities and Exchange Commission (the "SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Fund's ability to use hedging instruments may be limited by tax considerations.

         General Limitations on Futures and Options Transactions. The Registrant has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act (the "CEA"), the notice of eligibility for the Fund includes the representation that the Fund will use Futures Contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations. The Fund will not enter into futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets or the aggregate net notional value of such futures and options positions, determined at the time the most recent position was established, exceeds the liquidation value of the Fund's portfolio. In calculating the foregoing, the Fund shall take into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, the Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

         The foregoing limitations are not fundamental policies of the Fund and may be changed without shareholder approval as regulatory agencies permit. Various exchanges and regulatory authorities have undertaken reviews of options and Futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for Futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

         Asset Coverage for Futures and Options Positions. The Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

         Options. As an anticipatory hedge, the Fund may purchase put and call options on stock or other securities. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option or its equivalent from the writer of the option at the stated exercise price.

         As a holder of a put option, the Fund will have the right to sell the securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the securities underlying the option, in each case at their exercise price at any time prior to the option's expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires.

         Certain Considerations Regarding Options. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities on which the option is based. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

         Some, but not all, of the derivative instruments may be traded and listed on an exchange. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         Futures Contracts. The Fund may enter into stock-related Futures Contracts, including security futures contracts as an anticipatory hedge. The Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on exchanges and are standardized as to maturity date and underlying financial instrument. A security futures contract is a legally binding agreement between two parties to purchase or sell in the future a specific quantity of shares of a security or of the component securities of a narrow-based security index, at a certain price. A person who buys a security futures contract enters into a contract to purchase an underlying security and is said to be "long" the contract. A person who sells a security futures contact enters into a contract to sell the underlying security and is said to be "short" the contract. The price at which the contract trades (the "contract price") is determined by relative buying and selling interest on a regulated exchange.

         Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. In order to enter into a security futures contract, the Fund must deposit funds with [its custodian in the name of the futures commodities merchant] equal to a specified percentage (usually at least 20 percent) of the current market value of the contract as a performance bond. Moreover, all security futures contracts are marked-to-market at least daily, usually after the close of trading. At that time, the account of each buyer and seller reflects the amount of any gain or loss on the security futures contract based on the contract price established at the end of the day for settlement purposes.

         An open position, either a long or short position, is closed or liquidated by entering into an offsetting transaction (i.e., an equal and opposite transaction to the one that opened the position) prior to the contract expiration. Traditionally, most futures contracts are liquidated prior to expiration through an offsetting transaction and, thus, holders do not incur a settlement obligation. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract, the Fund may not be able to realize a gain in the value of its future position, or prevent losses from mounting. This inability to liquidate could occur, for example, if trading is halted due to unusual trading activity in either the security futures contract or the underlying security; if trading is halted due to recent news events involving the issuer of the underlying security; if systems failures occur on an exchange or at the firm carrying the position; or if the position is on an illiquid market. Even if the Fund can liquidate its position, it may be forced to do so at a price that involves a large loss.

         Under certain market conditions, it may also be difficult or impossible to manage the risk from open security futures positions by entering into an equivalent but opposite position in another contract month, on another market, or in the underlying security. This inability to take positions to limit the risk could occur, for example, if trading is halted across markets due to unusual trading activity in the security futures contract or the underlying security or due to recent news events involving the issuer of the underlying security.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Futures position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         Security futures contracts that are not liquidated prior to expiration must be settled in accordance with the terms of the contract. Some security futures contracts are settled by physical delivery of the underlying security. At the expiration of a security futures contract that is settled through physical delivery, a person who is long the contract must pay the final settlement price set by the regulated exchange or the clearing organization and take delivery of the underlying shares. Conversely, a person who is short the contract must make delivery of the underlying shares in exchange for the final settlement price. Settlement with physical delivery may involve additional costs.

         Other security futures contracts are settled through cash settlement. In this case, the underlying security is not delivered. Instead, any positions in such security futures contracts that are open at the end of the last trading day are settled through a final cash payment based on a final settlement price determined by the exchange or clearing organization. Once this payment is made, neither party has any further obligations on the contract.

         As noted above, margin is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Future Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the respective Fund. In computing daily net asset value, the Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on its margin deposits.

         Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

         In addition to the foregoing, imperfect correlation between the Futures Contracts and the underlying securities may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Under certain market conditions, the prices of security futures contracts may not maintain their customary or anticipated relationships to the prices of the underlying security or index. These pricing disparities could occur, for example, when the market for the security futures contract is illiquid, when the primary market for the underlying security is closed, or when the reporting of transactions in the underlying security has been delayed.

         In addition, the value of a position in security futures contracts could be affected if trading is halted in either the security futures contract or the underlying security. In certain circumstances, regulated exchanges are required by law to halt trading in security futures contracts. For example, trading on a particular security futures contract must be halted if trading is halted on the listed market for the underlying security as a result of pending news, regulatory concerns, or market volatility. Similarly, trading of a security futures contract on a narrow-based security index must be halted under such circumstances if trading is halted on securities accounting for at least 50 percent of the market capitalization of the index. In addition, regulated exchanges are required to halt trading in all security futures contracts for a specified period of time when the Dow Jones Industrial Average ("DJIA") experiences one-day declines of 10-, 20- and 30-percent. The regulated exchanges may also have discretion under their rules to halt trading in other circumstances - such as when the exchange determines that the halt would be advisable in maintaining a fair and orderly market.

         A trading halt, either by a regulated exchange that trades security futures or an exchange trading the underlying security or instrument, could prevent the Fund from liquidating a position in security futures contracts in a timely manner, which could prevent the Fund from liquidating a position in security futures contracts at that time.

         Each regulated exchange trading a security futures contract may also open and close for trading at different times than other regulated exchanges trading security futures contracts or markets trading the underlying security or securities. Trading in security futures contracts prior to the opening or after the close of the primary market for the underlying security may be less liquid than trading during regular market hours.

         [Options on Futures. As an anticipating hedge, the Fund may also purchase put and call options on stock-related Futures Contracts, if available in the future, and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return of the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

         The Fund may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Fund use put and call options on securities. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices prior to an anticipated sale. The purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. Purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

         The Fund's successful use of options on Futures Contracts depends on First Trust Advisors' ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because of initial margin deposit requirements in markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.]

         Risks and Special Considerations Concerning Derivatives. In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

                   (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose a Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability, to predict correctly changes in the relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance the advisor's judgment in this respect will be accurate. Consequently, the use of derivatives for hedging purposes might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not hedged its portfolio holdings.

                   (2) Credit Risk. Credit risk is the risk that a loss be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only within counterparties that First Trust Advisors reasonably believes are capable of performing under the contract.

                   (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's success in using hedging instruments is subject to the Adviser's ability to correctly predict changes in relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance that the Advisor's judgment in this respect will be accurate. An imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to a risk of loss.

                   (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

                   (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

                   (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

SWAP AGREEMENTS

         For hedging purposes, the Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

         Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

         Generally, swap agreements have a fixed maturity date that will agreed upon the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

         A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

         Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

FOREIGN INVESTMENTS

         Certain of the companies whose stocks are within the approximately 1,700-stock Value Line(R) universe may be domiciled in jurisdictions other than the United States and such stocks may be denominated in currencies other than the U.S. dollar. Based upon information published by Value Line(R), as of _____________, approximately ___% of the stocks in the Value Line(R) universe were issued by companies domiciled outside the United States or were denominated in a currency other than the U.S. dollar. To the extent any such stock is ranked #1 in the Value Line(R) Timeliness(TM) Ranking System, the Fund may invest in such stocks.

         Indirect Foreign Investment-Depositary Receipts. The Fund may also invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or Global Depositary Receipts ("GDRs"), or other securities representing indirect ownership interests in the securities of foreign issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs, in bearer form, may be denominated in other currencies and are designed for use in European and other markets. For purposes of the Fund's investment policies, ADRs, EDRs, and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs, and GDRs shall be treated as indirect foreign investments. Thus, an ADR, EDR, or GDR representing ownership of common stock will be treated as common stock. ADRs, EDRs, and GDRs do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

         Other types of depositary receipts include American Depositary Shares ("ADSs"), Global Depositary Certificates ("GDCs"), and International Depositary Receipts ("IDRs"). ADSs are shares issued under a deposit agreement representing the underlying ordinary shares that trade in the issuer's home market. An ADR, described above, is a certificate that represents a number of ADSs. GDCs and IDRs are typically issued by a foreign bank or trust company, although they may sometimes also be issued by a U.S. bank or trust company. GDCs and IDRs are depositary receipts that evidence ownership of underlying securities issued by either a foreign or a U.S. corporation.

         Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by a depositary and the issuer of the security underlying the receipt. An unsponsored facility may be established by a depositary without participation by the issuer of the security underlying the receipt. There are greater risks associated with holding unsponsored depositary receipts. For example, if the Fund holds an unsponsored depositary receipt, it will generally bear all of the costs of establishing the unsponsored facility. In addition, the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

         In addition, to hedge the Fund's exposure to foreign currency exchange rate risk in the event the Fund invests in non-U.S. denominated securities of non-U.S. issuers, the Fund may engage in foreign currency forward contracts, options and futures transactions.

         Investors should understand and consider carefully the risks involved in investing in securities of non-U.S. issuers. Securities transactions conducted outside the U.S. may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the U.S., (v) lower trading volume and liquidity,
(vi) the imposition of currency exchange controls, and (vii) the possible seizure, expropriation or nationalization of the company or its assets. These risks are more pronounced to the extent the Fund invests a significant amount of its investments in issuers located in one region.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

         The Fund may buy and sell securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15-45 days of the trade date. On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. Beginning on the date the Fund enters into a commitment to purchase securities on a when-issued or delayed delivery basis, the Fund is required under rules of the Commission to maintain in a separate account liquid assets, consisting of cash, cash equivalents or liquid securities having a market value at all times of at least equal to the amount of the commitment. Income generated by any such assets which provide taxable income for federal income tax purposes is includable in the taxable income of the Fund. The Fund may enter into contracts to purchase securities on a forward basis (i.e., where settlement will occur more than 60 days from the date of the transaction) only to the extent that the Fund specifically collateralizes such obligations with a security that is expected to be called or mature within sixty days before or after the settlement date of the forward transaction. The commitment to purchase securities on a when-issued, delayed delivery or forward basis may involve an element of risk because at the time of delivery the market value may be less than cost.

REPURCHASE AGREEMENTS

         As temporary investments, the Fund may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. Income generated from transactions in repurchase agreements will be taxable. The Fund will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of First Trust Advisors, present minimal credit risk. The risk to the Fund is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. First Trust Advisors will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, First Trust Advisors will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.

LENDING OF PORTFOLIO SECURITIES

         The Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities, if, in First Trust Advisors' judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including
(a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

PORTFOLIO TRADING AND TURNOVER RATE

         Portfolio trading will be undertaken as dictated by the Fund's investment strategy. There are no limits on the rate of portfolio turnover and investments may be sold without regard to length of time held when the Fund's investment strategy so dictates. While there can be no assurance thereof, the Fund anticipates that its annual portfolio turnover rate will generally not exceed [____]%. However, the rate of turnover will not be a limiting factor when the Fund sells or purchases securities in accordance with its investment strategy. Therefore, depending upon market conditions, the annual portfolio turnover rate of the Fund may exceed 100% in particular years. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See "Tax Matters in the Fund's prospectus."


             LICENSING ARRANGEMENTS WITH VALUE LINE PUBLISHING, INC.

         Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust Advisors (defined below) is VLPI's licensing to First Trust Advisors of certain VLPI trademarks and trade names and the Value Line(R) Timeliness(TM) Ranking System (the "System"), which is composed by VLPI without regard to First Trust Advisors, the Fund or any investor. The Fund is a sub-licensee to this license agreement. VLPI has no obligation to take the needs of First Trust Advisors or any investor in the Fund into consideration in composing the System. The Fund's results may differ from the hypothetical or published results of the Value Line(R) Timeliness(TM) Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Fund or the timing of the issuance for sale of the Fund or in the calculation of the equations by which the Fund is to be converted into cash.

         VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF A FUND; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS FUND, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE FUND.

         VALUE LINE, THE VALUE LINE INVESTMENT SURVEY OR THE VALUE LINE TIMELINESS RANKING SYSTEM ARE REGISTERED TRADEMARKS OF VALUE LINE, INC. OR VLPI THAT ARE LICENSED TO FIRST TRUST ADVISORS L.P. THIS FUND IS NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VLPI, VALUE LINE, INC. OR VALUE LINE SECURITIES, INC. FIRST TRUST ADVISORS L.P. IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.

         The licensing agreement with VLPI (the "Licensing Agreement") shall be effective for a term of one year and, thereafter, the Licensing Agreement will be automatically renewed for successive one year terms unless either party, in its sole discretion, informs the other of its decision not to renew the Licensing Agreement at least sixty days prior to the expiration of the applicable term. The Licensing Agreement may also be terminated at any time during the applicable term:

                   (1) by either party in its sole discretion for any reason and at any time during the term upon ninety days' prior written notice to the other party;

                   (2) by either party in writing upon thirty days' prior written notice to the other party, if such other party breaches any term of the Licensing Agreement and fails to cure such breach within that thirty day notice period;

                   (3) by VLPI effective immediately upon written notice to First Trust Advisors upon (a) the institution by or against First Trust Advisors of any insolvency, receivership or bankruptcy proceedings or upon First Trust Advisors' dissolution or ceasing to do business; (b) breach by First Trust Advisors of certain of its obligations or warranties under the Licensing Agreement; (c) any fraudulent conduct or material misrepresentation by First Trust Advisors involving the Fund;
         (d) any alleged or instituted administrative action or suit by the Securities and Exchange Commission, the National Association of Securities Dealers, Inc., or any other regulatory or administrative, federal or state agency for First Trust Advisors' violation of any rule, regulation or statute; or (e) change of control of First Trust Advisors.

         Upon the effectiveness of any termination or expiration of the Licensing Agreement for any reason (the "End Date"), First Trust Advisors shall cease holding itself out as having a relationship with VLPI of any kind and immediately cease using or marketing the System, the Fund, or certain VLPI trade or service names or marks as defined in the Licensing Agreement ("Marks"); and return to VLPI all versions and copies thereof then in its possession.

         Notwithstanding the foregoing, VLPI shall continue to deliver System updates to First Trust Advisors solely for use for Fund shareholders who became shareholders prior to the End Date, and VLPI shall continue receiving certain fees therefor on a timely basis; except that VLPI shall not be obligated to provide such updates if this Licensing Agreement is terminated pursuant to (2) and (3) above.

         In addition to the above, in the event that the System, certain software (as defined in the Licensing Agreement) or any Mark becomes the subject of any infringement claim, VLPI, in its sole discretion, may obtain for First Trust Advisors the right to continue using the system, software or Mark or may cause it to be modified to resolve such claim or suit. If VLPI does not deem either one of these alternatives reasonably available to it, VLPI may require First Trust Advisors in writing to stop taking in new investment in the First Trust Advisors' Fund.

         In the event that the license agreement is not renewed or is terminated, the Board of Trustees of the Fund will consider all appropriate courses of action, including requesting shareholder approval to change the Fund's investment objective and/or fundamental policy or termination of the Fund.


                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

         The officers of the Fund manage its day to day operations and are responsible to the Fund's Board of Trustees. The management of the Fund, including general supervision of the duties performed for the Fund under the Investment Advisory and Management Agreement, is the responsibility of its Board of Trustees. The Trustees set broad policies for the Fund and choose the Fund's officers. The following is a list of the Trustees and officers of the Fund and a statement of their present positions and principal occupations during the past five years, with the Trustee who is an "interested person" (as such term is defined in the Investment Company Act of 1940) of the Fund indicated by an asterisk. The mailing address of the officers and Trustees, unless otherwise noted, is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                                                                             IN FUND
                                                  TERM OF OFFICE                             COMPLEX           OTHER
                                                  AND YEAR FIRST                             OVERSEEN BY       TRUSTEESHIPS
                              POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS      TRUSTEE OR        HELD BY
NAME, ADDRESS AND AGE         OFFICES WITH FUND   APPOINTED       DURING PAST 5 YEARS        OFFICER           TRUSTEE

Trustee who is an
Interested Person of the
Registrant
-------------------------
James A. Bowen(1)*            President,          o Indefinite    President, First Trust      [12 Portfolios]  None
D.O.B.: 09/55                 Chairman of the       term          Portfolios and First
                              Board, Chief        o 2003          Trust Advisors;
                              Executive Officer                   Director, BondWave, LLC
                              and Trustee

Trustees who are not
Interested Persons of the
Registrant
--------------------------
Richard E. Erickson           Trustee             o Indefinite    Physician,                  [12 Portfolios]  None
327 Gundersen Drive                                 term          Sportsmed/Wheaton
Carol Stream, IL 60188                            o 2003          Orthopedics
D.O.B.: 04/51

Niel B. Nielson               Trustee             o Indefinite    Pastor (1997 to Present),   [12 Portfolios]  Director
330 East Union                                      term          College Church in                            of Good
Wheaton, IL 60187                                 o 2003          Wheaton; Partner (1996 to                    News
D.O.B.: 3/54                                                      1997), Ritchie Capital                       Publishers
                                                                  Markets (Options                             - Crossway
                                                                  Trading); Vice President                     Books
                                                                  (1995 to 1996), The
                                                                  Service-Master Company.

Officers of the Registrant
--------------------------
Mark R. Bradley               Treasurer,          o Indefinite    Chief Financial Officer,    [12 Portfolios]  None
D.O.B.: 11/57                 Controller, Chief     term          Senior Vice President,
                              Financial Officer   o 2003          First Trust Portfolios
                              and Chief                           and First Trust Advisors.
                              Accounting Officer

Susan M. Brix                 Assistant Vice      o Indefinite    Representative, First       [12 Portfolios]  N/A
D.O.B.: 01/60                 President             term          Trust Portfolios;
                                                  o 2003          Assistant Portfolio
                                                                  Manager, First Trust
                                                                  Advisors.

Robert F. Carey               Vice President      o Indefinite    Senior Vice President,      [12 Portfolios]  N/A
D.O.B.: 07/63                                       term          First Trust Portfolios
                                                  o 2003          and First Trust Advisors.

W. Scott Jardine             Secretary            o Indefinite    General Counsel, First     [12 Portfolios]   N/A
D.O.B.: 05/60                                       term          Trust Portfolios and
                                                  o 2003          First Trust Advisor

Roger Testin                  Vice President      o Indefinite    Vice President (August     [12 Portfolios]   N/A
D.O.B.: 06/66                                       term          2001-Present) First Trust
                                                  o 2003          Advisors; Analyst
                                                                  (1998-2001), Dolan
                                                                  Capital Management;
                                                                  Investment Supervisor
                                                                  (1990-1997), Zurich
                                                                  Kemper Investments

____________________

(1) Mr. Bowen is deemed an "interested person" of the Fund due to his position of President of First Trust Portfolios and First Trust Advisors, principal underwriter and investment adviser, respectively, of the Fund.

         The Board of Trustees of the Fund has [three] standing committees, the Nominating Committee, the Valuation Committee and the Audit Committee. The Nominating Committee is responsible for appointing and nominating non-interested persons to the Fund's Board of Trustees. The Nominating Committee does not expect to consider nominees recommended by shareholders. The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. The Audit Committee is responsible for evaluating and nominating the Fund's independent auditors and evaluating the Fund's financial statements. Messrs. Erickson and Nielson serve on each of the committee. Because the Fund is newly organized, none of the committees have met during the Fund's last fiscal year.

         The trustees of the Fund are also trustees of First Defined Portfolio Fund, LLC, an open-end fund advised by First Trust Advisors with 11 portfolios. [None of the trustees who are not "interested persons" of the Fund, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust Advisors, First Trust Portfolios or their affiliates.] [In addition, Mr. Bowen and the other officers of the Fund, hold the same positions with the First Defined Portfolio Fund as they hold with the Fund].

         The following table sets forth estimated compensation to be paid by the Fund projected during the Fund's first full fiscal year after commencement of operations to each of the Trustees who are not designated "interested persons." The Fund has no retirement or pension plans. The officers and Trustees who are "interested persons" as designated above serve without any compensation from the Fund.

                                     ESTIMATED             TOTAL
                                     AGGREGATE             COMPENSATION FROM
                                     COMPENSATION FROM     REGISTRANT AND FUND
 NAME OF TRUSTEE                     REGISTRANT(1)         COMPLEX(2)
-----------------                    -----------------     -------------------
 Richard E. Erickson                  $                     $
 Niel B. Nielson                      $                     $

____________________
(1) Based on the estimated compensation to be earned by the independent trustees for the period from inception through the end of the Fund's first full fiscal year for services to the Fund.
(2) Based on the compensation paid to the independent Trustees for the fiscal year ended ________________, for services to ________________ open-end funds advised by First Trust Advisors.

         The Fund has no employees. Its officers are compensated by [First Trust Advisors or First Trust Portfolios.] The Common Shareholders of the Fund will elect trustees at the next annual meeting of Common Shareholders.

         The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in other funds in the First Trust Fund Complex as of ___________:

                                                  AGGREGATE DOLLAR RANGE OF
                                                  EQUITY SECURITIES IN ALL
                                                  REGISTERED INVESTMENT
                     DOLLAR RANGE OF EQUITY       COMPANIES OVERSEEN BY TRUSTEE
TRUSTEE              SECURITIES IN THE FUNDS      IN FIRST TRUST FUND COMPLEX
-----------          -----------------------      -----------------------------
Mr. Bowen            $________                    $_________
Mr. Erickson         $________                    $_________
Mr. Nielson          $________                    $_________

         As of ___________, the Trustees of the Fund who are not "interested persons" of the Fund do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

         As of [insert date within 30 days of filing], _______________ owned both beneficially and of record all of the Common Shares of the Fund.


                               INVESTMENT ADVISER

         First Trust Advisors L.P., 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Fund. As investment adviser, First Trust Advisors provides the Fund with professional investment supervision and management and permits any of its officers or employees to serve without compensation as Trustees or officers of the Registrant if elected to such positions. First Trust Advisors provides the Fund with discretionary investment services and certain other services necessary with the management of the portfolios. Specifically, First Trust Advisors is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective, policies, and restrictions as provided in the Prospectus and this Statement of Additional Information. First Trust Advisors is responsible for effecting all security transactions on behalf of the Fund. First Trust Advisors is also responsible for compliance with the provisions of the Internal Revenue Code of 1986, as amended ("Code"), applicable to the Fund (relating to the diversification requirements applicable regulated investment companies).

         First Trust Advisors is an Illinois limited partnership formed in 1991 and an investment adviser registered with the SEC under the Investment Advisers Act of 1940. First Trust Advisors is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker/dealer services through their interests. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust Advisors is controlled by Grace Partners and The Charger Corporation.

         First Trust Advisors is also adviser or subadviser to approximately [50] mutual funds and is the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios. First Trust Portfolios specializes in the underwriting, trading and distribution of unit investment trusts and other securities. First Trust Portfolios, an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, FT Series (formerly known as The First Trust Special Situations Trust), the First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and The First Trust GNMA. First Trust Advisors introduced the first insured unit investment trust in 1974 and as of [ ], more than $[ ] billion in First Trust Advisors unit investment trusts have been deposited.

         First Trust Advisors acts as investment adviser to the Fund pursuant to an Investment Advisory and Management Agreement. The Investment Advisory and

Management Agreement continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by the Trustees including a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Registrant, or the vote of a majority of the outstanding voting securities of the Fund. It may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment. The Investment Advisory and Management Agreement provides that First Trust Advisors, its partners, directors, officers, employees, and certain other persons performing specific functions for the Fund will only be liable to the Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of their obligations and duties under the agreement. As compensation for its services, the Fund pays First Trust Advisors a fee as described in the Prospectus. Provisions regarding expense limitations are described in the Prospectus.

         In addition to the fee of First Trust Advisors, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with First Trust Advisors), custodian, transfer agency, administrative, accounting and dividend disbursing expenses, legal fees, sub-licensing fee, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

         The management agreement has been approved by a majority of the independent trustees of the Fund and the sole shareholder of the Fund. The independent trustees have determined that the terms of the Fund's management agreement are fair and reasonable and that the agreement is in the Fund's best interests. The independent trustees believe that the management agreement will enable the Fund to obtain high quality investment management services at a cost that they deem appropriate, reasonable, and in the best interests of the Fund and its shareholders. In making such determination, the independent trustees met independently from the interested trustee of the Fund and any officers of First Trust Advisors and their affiliates.

CODE OF ETHICS

         To mitigate the possibility that the Fund will be adversely affected by personal trading of employees, the Registrant, First Trust Advisors and First Trust Portfolios have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act of 1940. These Codes contain policies restricting securities trading in personal accounts of the portfolio Trustees and others who normally come into possession of information on portfolio transactions.

         Text-only versions of the codes of ethics of the Fund, First Trust Advisors and First Trust Portfolios can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of those codes of ethics may be obtained, after paying the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to the supervision of the Board of Trustees, First Trust Advisors is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust Advisors to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust Advisors and its advisees. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. A Fund may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust Advisors considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of policies. The selection of a broker-dealer may take into account the sale of products sponsored or advised by First Trust Advisors and/or its affiliates.

         Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

         In light of the above, in selecting brokers, First Trust Advisors may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust Advisors determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust Advisors or the Registrant. First Trust Advisors believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Advisory and Management Agreement provides that such higher commissions will not be paid by the Fund unless the adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to First Trust Advisors under the Investment Advisory and Management Agreement are not reduced as a result of receipt by First Trust Advisors of research services.

         First Trust Advisors places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effects their securities transactions may be used by First Trust Advisors in servicing all of its accounts; not all of such services may be used by First Trust Advisors in connection with the Fund. First Trust Advisors believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust Advisors believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. First Trust Advisors seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by First Trust Advisors are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.


                                  DISTRIBUTIONS

         Net investment income of the Fund consists of all income (other than net capital gain) less all expenses of the Fund. Expenses are accrued each day. As described in the Fund's Prospectus, the Fund's present policy, which may be changed at any time by the Fund's Board of Trustees, is to distribute at least annually all, or substantially all, of its net investment income as dividends to shareholders. In addition, at least annually, the Fund also intends to distribute any net capital gains to shareholders as capital gains. The Board of Trustees may at its discretion in the future change the Fund's dividend policy. Unless you elect to receive cash distributions, your dividends of net investment income and capital gains dividends will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan.


                              DESCRIPTION OF SHARES

COMMON SHARES

         The beneficial interest of the Fund may be divided from time to time into shares of beneficial interest ("Shares") of such classes and of such designations and par value (if any) and with such rights, preferences, privileges and restrictions as shall be determined by the Trustees in their sole discretion, without shareholder vote. The Fund's Declaration of Trust (the "Declaration") initially authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.01 per share and subject to the rights of holders of preferred shares, if issued, have equal rights as to the payment of dividends and the distribution of assets upon liquidation of the Fund. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust," non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting in the election of trustees.

         The Common Shares are expected to be listed on the [________________] Exchange. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

         Shares of closed-end investment companies may frequently trade at prices lower than net asset value. Net asset value will be reduced immediately following the offering after payment of the sales load and organization and offering expenses. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the original purchase price for the shares. Since the market price of the Fund's Common Shares will be determined by factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below, or above net asset value or at, below or above the initial public offering price. Accordingly, the Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Repurchase of Fund Shares; Conversion to Open-End Fund" and "The Fund's Investments."

PREFERRED SHARE AUTHORIZATION

         Under the terms of the Declaration, the Board of Trustees has the authority in its sole discretion, without shareholder vote, to authorize the issuance of preferred shares in one or more classes or series with such rights and terms, including voting rights, dividend rates, redemption provisions, liquidation preferences and conversion provisions as determined by the Board of Trustees. The Fund's Board of Trustees has indicated that it does not presently intend to authorize an offering of Fund preferred shares.

BORROWINGS

         The Declaration authorizes the Fund, without prior approval of the shareholders of Common Shares, to borrow money. In this connection, the Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) ("Borrowings") and may secure any such borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. In connection with such borrowing, the Fund may be required to maintain average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate.

         Limitations on Borrowings. Under the requirements of the 1940 Act, the Fund, immediately after any Borrowings, must have an asset coverage of at least 300%. With respect to any Borrowings, asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such Borrowings represented by senior securities issued by the Fund. Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverages or portfolio composition or otherwise. In addition, the Fund may be subject to certain restrictions imposed by guidelines of one or more NRSROs which may issue ratings for commercial paper or notes issued by the Fund. Such restrictions may be more stringent than those imposed by the 1940 Act.

         Distribution Preference. The rights of lenders to the Fund to receive interest on and repayment of principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances.

         Voting Rights. The 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In the event that such provisions would impair the Fund's status as a regulated investment company under the Code, the Fund, subject to its ability to liquidate its relatively illiquid portfolio, intends to repay the Borrowings. Any Borrowings will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

         The discussion above describes the Fund's Board of Trustees' present intention with respect to an offering of Borrowings. If authorized by the Board of Trustees, the terms of any Borrowings may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration.


                 CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

         Under Massachusetts law, shareholders could, in certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. The Declaration further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund solely by reason of his or her being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

         The Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. Specifically, the Declaration requires the affirmative vote or consent by holders of at least two-thirds of the Shares outstanding and entitled to vote, except as described below, to authorize (1) a conversion of the Fund from a closed-end to an open-end investment company, (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (other than a merger, consolidation, reorganization or sale of assets with an acquiring fund that is not an operating entity immediately prior to the transaction), (3) a sale, lease or exchange of all or substantially all of the Fund's assets (other than in the regular course of business of the Fund, sales of assets in connection with the termination of the Fund as provided in the Declaration of Trust, or sale of assets with an acquiring fund that is not an operating entity immediately prior to the transaction), (4) in certain circumstances, a termination of the Fund, (5) removal of Trustees by shareholders, or (6) certain transactions in which a Principal Shareholder (as defined below) is a party to the transactions. However, with respect to items (1), (2) and (3) above, if the applicable transaction has been already approved by the affirmative vote of two-thirds of the Trustees, then the majority of the outstanding voting securities as defined in the 1940 Act (a "Majority Shareholder Vote") is required. In addition, if there are then preferred shares outstanding, with respect to (1) above, two-thirds of the preferred shares voting as a separate class shall also be required unless the action has already been approved by two-thirds of the Trustees, in which case then a Majority Shareholder Vote is required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law or by the terms of any class or series of preferred stock, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. Further, in the case of items (2) or (3) that constitute a plan of reorganization (as such term is used in the 1940 Act) which adversely affects the preferred shares within the meaning of section 18(a)(2)(D) of the 1940 Act, except as may otherwise be required by law, the approval of the action in question will also require the affirmative vote of two thirds of the preferred shares voting as a separate class provided, however, that such separate class vote shall be by a Majority Shareholder Vote if the action in question has previously been approved by the affirmative vote of two-thirds of the Trustees.

         Approval of shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. None of the foregoing provisions may be amended except by the vote of at least two-thirds of the Shares outstanding and entitled to vote.

         As noted above, pursuant to the Declaration of Trust, the affirmative approval of two-thirds of the Shares outstanding and entitled to vote, subject to certain exceptions, shall be required for the following transactions in which a Principal Shareholder (as defined below) is a party: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash other than pursuant to a dividend reinvestment plan or similar plan available to all Shareholders; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period). However, shareholder approval for the foregoing transactions shall not be applicable to (i) any transaction, including, without limitation, any rights offering, made available on a pro rata basis to all

Shareholders of the Fund or class thereof unless the Trustees specifically make such transaction subject to this voting provision, (ii) any transaction if the Trustees shall by resolution have approved a memorandum of understanding with such Principal Shareholder with respect to and substantially consistent with such transaction or (iii) any such transaction with any corporation of which a majority of the outstanding shares of all classes of stock normally entitled to vote in elections of directors is owned of record or beneficially by the Fund and its subsidiaries. As described in the Declaration of Trust, a Principal Shareholder shall mean any corporation, person or other entity which is the beneficial owner, directly or indirectly, of more than 5% of the outstanding Shares and shall include any affiliate or associate (as such terms are defined in the Declaration of Trust) of a Principal Shareholder. The above affirmative vote shall be in addition to the vote of the Shareholders otherwise required by law or by the terms of any class or series of preferred stock, whether not or hereafter authorized, or any agreement between the Fund and any national securities exchange.

         The provisions of the Declaration described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over market value by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of a Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies.
The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

         Reference should be made to the Declaration on file with the Commission for the full text of these provisions.

         The Declaration provides that the obligations of the Fund are not binding upon the trustees of the Fund individually, but only upon the assets and property of the Fund, and that the trustees shall not be liable to any person in connection with the Fund property or the affairs of the Fund or for any neglect or wrongdoing of any officer, employee or agent of the Fund or for the act of omission of any other Trustee. Nothing in the Declaration, however, protects a trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with or on behalf of the Fund.


             REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND

         The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, price, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Fund's Board of Trustees, in consultation with the Adviser and any Shareholder Servicing Agent that the Adviser may retain, from time to time will review possible actions to reduce any such discount. Actions may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares at net asset value, or the conversion of the Fund to an open-end investment company. There can be no assurance, however, that the Board of Trustees will decide to take any of these actions, or that share repurchases or tender offers, if undertaken, will reduce market discount. Further, investors should assume it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company because the Board of Trustees has determined the closed-end structure is desirable. In connection with its consideration from time to time of open-market repurchases of and/or tender offers for Common Shares, however, the Board of Trustees of the Fund has established a policy to consider, on at least an annual basis, and more frequently during any period of 24 consecutive calendar weeks in which the Fund's Common Shares have traded at an average discount from net asset value of greater than 15% as of the last trading day in each week during such period, whether to commence such a tender offer or share-repurchase program. There can be no assurance that the Fund will in fact effect repurchases of or tender offers for any of its Common Shares. Before deciding whether to take any action if the Fund's Common Shares trade below net asset value, the Board of the Fund would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

         Further, the staff of the Commission currently requires that any tender offer made by a closed-end investment company for its shares must be at a price equal to the net asset value of such shares on the close of business on the last day of the tender offer. Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

         Subject to its investment limitations, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will increase the Fund's expenses and reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Board of Trustees would have to comply with the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder.

         Although the decision to take action in response to a discount from net asset value will be made by the Board of the Fund at the time it considers such issue, it is the Board's present policy, which may be changed by the Board, not to authorize repurchases of Common Shares or a tender offer for such shares if
(1) such transactions, if consummated, would (a) result in the delisting of the Common Shares from the [____________] Exchange, or (b) impair status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing the Fund's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objectives and policies in order to repurchase shares; or (3) there is, in the Board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the [____________] Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or state banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of non-U.S. currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board of Trustees of the Fund may in the future modify these conditions in light of experience.

         Conversion to an open-end company would require the approval of the holders of at least two-thirds of the Fund's Shares outstanding and entitled to vote; provided, however, that unless otherwise provided by law, if there are preferred shares outstanding, the affirmative vote of two-thirds of the preferred shares voting as a separate class shall be required; provided, however, that such votes shall be by Majority Shareholder Vote if the action in question was previously approved by the affirmative vote of two-thirds of the Trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law or by the terms of any class or series of preferred stock, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. See the Prospectus under "Structure of the Fund; Common Share Repurchases and Change in Fund Structure" for a discussion of voting requirements applicable to conversion of the Fund to an open-end company. If the Fund converted to an open-end company, the Fund's Common Shares would no longer be listed on the ________________ Exchange. Shareholders of an open-end investment company may require the company to redeem their shares on any business day (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end companies typically engage in a continuous offering of their shares. Open-end companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management. The Board of Trustees of the Fund may at any time propose conversion of the Fund to an open-end company depending upon their judgment as to the advisability of such action in light of circumstances then prevailing. However, given that the Board of Trustees believes that the closed-end structure is desirable considering the Fund's investment objective and policies, it is unlikely that the Trustees would vote to convert the Fund to an open-end investment structure.

         The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund's shares trading at a price equal to their net asset value. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers at net asset value from time to time may reduce any spread between market price and net asset value that might otherwise exist.

         In addition, a purchase by the Fund of its Common Shares will decrease the Fund's total assets which would likely have the effect of increasing the Fund's expense ratio.


                                   TAX MATTERS

FEDERAL INCOME TAX MATTERS

         The following discussion of federal income tax matters is based upon the advice of Chapman and Cutler, special counsel to the Fund.

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. Unless otherwise noted, this discussion assumes you are a U.S. shareholder and that you hold your shares as a capital asset. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, non-U.S. country, or other taxing jurisdiction.

         The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code.

         To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

         Dividends paid out of the Fund's investment company taxable income will be taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Because First Trust Advisors does not intend to invest with a view to maximizing the portion of the Fund's distributions qualifying for the Dividends Received Deduction, any corporate shareholder who otherwise would qualify for the Dividends Received Deduction should assume that dividends paid to it out of the Fund generally will not qualify for the Dividends Received Deduction.

         Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

         Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

SALE OR EXCHANGE OF FUND SHARES

         Upon the sale or other disposition of shares of the Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

         Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to such shares.

NATURE OF FUND'S INVESTMENTS

         Certain of the Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

         The Fund's transactions in futures contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any futures contract, option or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund from being taxed as a regulated investment company.

BACKUP WITHHOLDING

         The Fund may be required to withhold U.S. federal income tax from all taxable distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 30% for 2002 and 2003, and will decrease to 29% in 2004 and 2005, and 28% thereafter until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

         U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

         Income Not Effectively Connected. If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

         Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Tax Matters--Backup Withholding," above. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States.

         Income Effectively Connected. If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

OTHER TRANSACTIONS

         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

                 PERFORMANCE RELATED AND COMPARATIVE INFORMATION

         The Fund may quote certain performance-related information and may compare certain aspects of its portfolio and structure to other substantially similar closed-end funds. In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other investment companies listed in the rankings prepared by Lipper, Inc. ("Lipper"), Morningstar Inc. or other independent services; publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today; or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average, Nasdaq Composite Index and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.) Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may obtain data from sources or reporting services, such as Bloomberg Financial ("Bloomberg") and Lipper, that the Fund believes to be generally accurate.

         From time to time, the Fund may quote the Fund's total return, aggregate total return or yield in advertisements or in reports and other communications to shareholders. The Fund's performance will vary depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently any given performance quotation should not be considered representative of the Fund's performance in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investments comparing the Fund's performance with that of other investment companies should give consideration to the quality and type of the respective investment companies' portfolio securities.

         The Fund's "average annual total return" is computed according to a formula prescribed by the Commission. The formula can be expressed as follows:

         Average Annual Total Return will be computed as follows:

                  ERV = P(1+T)/n/

         Where     P = a hypothetical initial payment of $1,000
                   T = average annual total return
                   n = number of years
                 ERV = ending redeemable value of a hypothetical $1,000
                       payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

         The Funds may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in a Fund. A Fund's total return

"after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. A Fund's total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gains distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

         Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

         Average Annual Total Return (After Taxes on Distributions) will be computed as follows:

                ATV/D/ = P(1+T)/n/

       Where:    P = a hypothetical initial investment of $1,000
                 T = average annual total return (after taxes on distributions) n = number of years
            ATV/D/ = ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemptions.

         Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) will be computed as follows:

                  ATV/DR/ = P(1+T)/n/

         Where:    P = a hypothetical initial investment of $1,000
                   T = average annual total return (after taxes on distributions and redemption)
                   n = number of years
             ATV/DR/ = ending value of a hypothetical $1,000 investment made at the beginning periods, at the end of the periods (or fractional portion thereof), after taxes on fund distributions and redemptions.

         Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                  Yield = 2 [( a-b/cd +1)/6/ - 1]

         Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements)
                   c = the average daily number of shares outstanding during
                       the period that were entitled to receive dividends
                   d = the maximum offering price per share on the last day of the period

         Past performance is not indicative of future results. At the time Common Shareholders sell their shares, they may be worth more or less than their original investment.


                                     EXPERTS

         The Financial Statements of the Fund as of _____________, 2003, appearing in this Statement of Additional Information have been audited by [_____________] independent auditors, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. [_____________] provides accounting and auditing services to the Fund. The principal business address of [_____________] is _____________________________.


                          CUSTODIAN AND TRANSFER AGENT

         [Insert Name/Address] serves as custodian, administrative agent, fund accountant, and transfer agent for the Fund. As such, [ ] has custody of all securities and cash of the Fund maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund. [Insert Name] is the transfer, shareholder services, accounting and dividend-paying agent for the Fund and provides certain clerical, bookkeeping, accounting and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts.


                              INDEPENDENT AUDITORS

         The Funds' independent auditors, [Insert Name/Address], audit and report on the Fund's annual financial statements, and perform other professional accounting, auditing and advisory services when engaged to do so by the Fund.

                             ADDITIONAL INFORMATION

         A Registration Statement on Form N-2, including amendments thereto, relating to the shares of the Fund offered hereby, has been filed by the Fund with the Commission, Washington, D.C. The Fund's Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement. Statements contained in the Fund's Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.


                         REPORT OF INDEPENDENT AUDITORS


                                    [TO COME]

                         FIRST TRUST VALUE LINE 100 FUND
                              FINANCIAL STATEMENTS


                                    [TO COME]

                                   APPENDIX A


                             RATINGS OF INVESTMENTS

         Standard & Poor's Corporation -- A brief description of the applicable Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("Standard & Poor's" or "S&P") rating symbols and their meanings (as published by S&P) follows:

         A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

         Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper.

         Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term ratings address the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations:

                    1. Likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

                    2. Nature of and provisions of the obligation; and

                    3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights. The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA

         An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

         An obligation rated 'AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

         An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

         An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C

         Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

         An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

         An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

         An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

         An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C

         The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D

         An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-). The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C

         The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p

         The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

         Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r

         The 'r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.

         Not rated.

         Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

BOND INVESTMENT QUALITY STANDARDS

         Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ('AAA', 'AA', 'A', 'BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS

         Notes. A Standard & Poor's note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     o Amortization schedule -- the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
     o Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

         Note rating symbols are as follows:

SP-1

         Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

         Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

         Speculative capacity to pay principal and interest.

         A note rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

COMMERCIAL PAPER

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1

         A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2

         A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

         A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C

         A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

         A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         A commercial rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

         Moody's Investors Service, Inc. -- A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

         Municipal Bonds.

Aaa

         Bonds which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as

"gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

         Bonds which are rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in `Aaa' securities.

A

         Bonds which are rated 'A' possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa

         Bonds which are rated 'Baa' are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

         Bonds which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

         Bonds which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

         Bonds which are rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

         Bonds which are rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

         Bonds which are rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         #(hatchmark): Represents issues that are secured by escrowed funds held in cash, held in trust, invested and reinvested in direct, non-callable, non-prepayable United States government obligations or non-callable, non-prepayable obligations unconditionally guaranteed by the U.S. Government, Resolution Funding Corporation debt obligations.

         Con. (...): Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

         (P): When applied to forward delivery bonds, indicates the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

         Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM LOANS

MIG 1/VMIG 1

         This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

         This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3

         This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

         This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

COMMERCIAL PAPER

         Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will normally be evidenced by the following characteristics:
      o Leading market positions in well-established industries.
      o High rates of return on funds employed.
      o Conservative capitalization structures with moderate reliance on debt and ample asset protection.
      o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
      o Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers (or supporting institutions) rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Fitch Ratings -- A brief description of the applicable Fitch Ratings ("Fitch") ratings symbols and meanings (as published by Fitch) follows:

LONG-TERM CREDIT RATINGS

         Investment Grade

AAA

         Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

         Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

         High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

         Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         Speculative Grade

BB

         Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

         Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

         High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, AND D DEFAULT

         The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90%, and `D' the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect for repaying all obligations.

         Short-Term Credit Ratings

         A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

         Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

         Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

         Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade. B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

         High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

         Default. Denotes actual or imminent payment default.

         Notes to Long-term and Short-term ratings:

         "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' Long-term rating category, to categories below `CCC', or to Short-term ratings other than `F1'.

         `NR' indicates that Fitch Ratings does not rate the issuer or issue in question.

         `Withdrawn': A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are 'stable' could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                       FIRST TRUST VALUE LINE(R) 100 FUND

                           _____________ COMMON SHARES


                       STATEMENT OF ADDITIONAL INFORMATION

                               ____________, 2003




                                       B-1



===============================================================================


                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

1. Financial Statements:

         Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed by Pre-effective Amendment to the Registration Statement.

2. Exhibits:

a. Declaration of Trust dated April 18, 2003.

b. By-Laws of Registrant.

c. None.

d. Form of Share Certificate.*

e. Terms and Conditions of the Dividend Reinvestment Plan.*

f. None.

g. Investment Management Agreement between Registrant and First Trust Advisors L.P. dated ________, 2003.*

h.1  Form of Underwriting Agreement.*

h.2  Form of Master Selected Dealer Agreement.*

h.3 Form of Master Agreement Among Underwriters.*

h.4  Form of Dealer Letter Agreement.*

i. ________ Deferred Compensation Plan for Independent Directors and Trustees.*

j. Custody Agreement between Registrant and ________ dated _________, 2003.*

k.1 Shareholder Transfer Agency Agreement between Registrant and ________ dated _________, 2003.*

k.2 Expense Reimbursement Agreement between Registrant and ________ dated _________, 2003.*

k.3 License Agreement between First Trust Advisors L.P. and Value Line Publishing, Inc. dated _________, 2003.*

k.4 Sub-License Agreement between Registrant and First Trust Advisors L.P. dated _________, 2003.*


l.1  Opinion and consent of Chapman and Cutler.*

l.2  Opinion and consent of Bingham McCutchen LLP.*

m. None.

n. Consent of Auditors.*

o. None.

p. Subscription Agreement of ________ dated _________, 2003.*

q. None.

r.1  Code of Ethics of First Trust Value Line(R)100 Fund.*

r.2  Code of Ethics of First Trust Portfolios L.P.*

r.3  Code of Ethics of First Trust Advisors L.P.*

-------------------
 * To be filed by amendment.


Item 25: Marketing Arrangements

[TO COME]

Item 26: Other Expenses of Issuance and Distribution

------------------------------------------------------------ ------------------
Securities and Exchange Commission Fees                      $1.21
------------------------------------------------------------ ------------------
------------------------------------------------------------ ------------------
National Association of Securities Dealers, Inc. Fees
------------------------------------------------------------ ------------------
------------------------------------------------------------ ------------------
Printing and Engraving Expenses                              *
------------------------------------------------------------ ------------------
------------------------------------------------------------ ------------------
Legal Fees                                                   *
------------------------------------------------------------ ------------------
------------------------------------------------------------ ------------------
Listing Fees                                                 *
------------------------------------------------------------ ------------------
------------------------------------------------------------ ------------------
Accounting Expenses                                          *
------------------------------------------------------------ ------------------
------------------------------------------------------------ ------------------
Blue Sky Filing Fees and Expenses                            *
------------------------------------------------------------ ------------------
------------------------------------------------------------ ------------------
Miscellaneous Expenses                                       *
------------------------------------------------------------ ------------------
------------------------------------------------------------ ------------------
Total                                                        $*
------------------------------------------------------------ ------------------

------------
* To be completed by amendment. ____________ and ____________ have contractually agreed to reimburse the Fund for fees and expenses in the amount of __ % of average daily Managed Assets of the Fund for the first ___ years of the Fund's operations, __ % of average daily Managed Assets in year ___, __ % in year ___ and __ % in year ___. Without the reimbursement, "Total Annual Expenses" would be estimated to be ____% of average daily net assets attributable to Common Shares. ____________ has agreed to pay (i) all organizational expenses and (ii) offering costs (other than sales load) that exceed $__ per Common Share (___% of offering price).

Item 27: Persons Controlled by or under Common Control with Registrant

     Not applicable.

Item 28: Number of Holders of Securities

     At _________, 2003:

--------------------------------------------- -------------------------------
Title of Class                                Number of Record Holders
--------------------------------------------- -------------------------------
--------------------------------------------- -------------------------------
Common Shares, $0.01 par value                0
--------------------------------------------- -------------------------------


Item 29: Indemnification

     Section 5.3 of the Registrant's Declaration of Trust provides as follows:


         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                   (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof; and

                  (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                   (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

                  (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

                 (iii) in the event of a settlement involving a payment by a Trustee, Trustee Emeritus or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                            (A) by vote of a majority of the Disinterested Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                            (B) by written opinion of (i) the then-current legal counsel to the Trustees who are not Interested Persons of the Trust or
         (ii) other legal counsel chosen by a majority of the Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this
         Section 5.3, provided that either:

                   (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in
         Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 5.3, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

         (e) With respect to any such determination or opinion referred to in clause (b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Advisers

First Trust Advisors L.P. ("First Trust Advisors") serves as investment adviser to the funds and also serves as adviser or subadviser to 49 mutual funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

The principal business of certain of First Trust Advisors' principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L. P. ("First Trust Portfolios"). The principal address of First Trust Portfolios is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

Other Business, Profession, Vocation or Employment During Past Two Years

Name and Position with First Trust                           Employment During Past Two Years

------------------------------------------------------------ ---------------------------------------------------------
James A. Bowen, Managing Director/President                  Managing Director/President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Ronald Dean McAlister, Managing Director                     Managing Director, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Mark R. Bradley, Chief Financial Officer and Managing        Chief Financial Officer and Managing Director, First
Director                                                     Trust Portfolios and Bondwave LLC
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Robert W. Bredemeier, Managing Director                      Chief Operations Officer and Managing Director, First
                                                             Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Robert Franklin Carey, Senior Vice President                 Senior Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Jon Carl Erickson, Vice President                            Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Frank Leonard Fichera, Managing Director                     Managing Director, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
William Scott Jardine, Senior Vice President and General     Senior Vice President, General Counsel, First Trust
Counsel                                                      Portfolios and Secretary of Bondwave LLC
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Patricia Costello, Managing Director                         Managing Director, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Frank Fichera, Managing Director                             Managing Director, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Scott Hall, Managing Director                                Managing Director, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Ron McAlister, Managing Director                             Managing Director, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Andy Roggensack, Managing Director                           Managing Director, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Charles Bradley, Senior Vice President                       None
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Kevin Kennedy, Senior Vice President                         Senior Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Mark MacArthur, Senior Vice President                        Senior Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Ed Moran, Senior Vice President                              Senior Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Bob Porcellino, Senior Vice President                        Senior Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Jeff Simpson, Senior Vice President                          None
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Andy Subramanian, Senior Vice President                      Senior Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Mike Boyle, Vice President                                   Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Nate Cassel, Vice President                                  Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Kevin Corwin, Vice President                                 Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Jon Erickson, Vice President                                 Vice President, Equity Research, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Edward Keiley, Vice President                                Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Dave McGarel, Vice President                                 Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Alan Rooney, Vice President                                  Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Marc Schwartz, Vice President                                Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
John Sherren, Vice President                                 None
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Jonathan Steiner, Vice President                             None
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Rick Swiatek, Vice President                                 Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Roger Testin, Vice President                                 None
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Doug Tichenor, Vice President                                Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Omar Sepulveda, Assistant Vice President                     Assistant Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------

Item 31: Location of Accounts and Records

First Trust Advisors L.P. maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.

Item 32: Management Services

Not applicable.

Item 33: Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Lisle, and State of Illinois, on the 22nd day of April, 2003.

                                       FIRST TRUST VALUE LINE(R) 100 FUND

                                       By:   /s/ James A. Bowen
                                             -----------------------------
                                             James A. Bowen, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

------------------------ ------------------------- --------------------
Signature                Title                     Date
------------------------ ------------------------- --------------------
------------------------ ------------------------- --------------------
/s/ James A. Bowen       President and Trustee     April 22, 2003
-------------------
James A. Bowen
------------------------ ------------------------- --------------------
------------------------ ------------------------- --------------------
/s/ Mark R. Bradley      Chief Financial Officer   April 22, 2003
--------------------     and Treasurer
Mark R, Bradley
------------------------ ------------------------- --------------------

                                INDEX TO EXHIBITS

a. Declaration of Trust dated April 18, 2003.
b. By-Laws of Registrant.